DoubleLine Shiller Enhanced CAPE®

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 5.8%
4,305,309	AASET Ltd., Series 2018-1A-A	3.84%	^	01/16/2038	4,334,081
10,847,100	AASET Ltd., Series 2019-2-A	3.38%	^	10/16/2039	10,874,142
1,814,416	Avant Loans Funding Trust, Series 2018-B-A	3.42%	^	01/18/2022	1,818,336
3,444,633	Avant Loans Funding Trust, Series 2019-A-A	3.48%	^	07/15/2022	3,457,494
13,308,565	Avant Loans Funding Trust, Series 2019-B-A	2.72%	^	10/15/2026	13,322,233
6,739,011	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13%	^	06/15/2043	6,907,635
4,701,572	Castlelake Aircraft Securitization Trust, Series 2019-1A-A	3.97%	^	04/15/2039	4,788,030
5,647,041	CLI Funding LLC, Series 2019-1A-A	3.71%	^	05/18/2044	5,668,280
2,250,000	College Ave Student Loans LLC, Series 2017-A-B	4.50%	^	11/26/2046	2,310,028
3,301,241	CPS Auto Receivables Trust, Series 2019-B-A	2.89%	^	05/16/2022	3,311,274
1,866,814	DRB Prime Student Loan Trust, Series 2017-A-B	3.10%	#^	05/27/2042	1,856,158
3,019,473	DT Auto Owner Trust, Series 2019-2A-A	2.85%	^	09/15/2022	3,029,765
3,571,795	Earnest Student Loan Program, Series 2017-A-A2	2.65%	^	01/25/2041	3,568,662
8,120,000	Flagship Credit Auto Trust, Series 2016-4-C	2.71%	^	11/15/2022	8,129,300
6,850,000	Flagship Credit Auto Trust, Series 2017-1-C	3.22%	^	05/15/2023	6,891,160
6,650,000	Flagship Credit Auto Trust, Series 2017-4-B	2.66%	^	10/17/2022	6,672,055
7,542,028	Foundation Finance Trust, Series 2019-1A-A	3.86%	^	11/15/2034	7,652,768
4,657,533	FREED Trust, Series 2019-1-A	3.42%	^	06/18/2026	4,682,384
20,000,000	GAIA Aviation Ltd., Series 2019-1-A	3.97%	^§	12/15/2044	20,050,660
4,157,000	Global SC Finance Ltd., Series 2018-1A-A	4.29%	^	05/17/2038	4,275,324
7,513,253	GLS Auto Receivables Issuer Trust, Series 2019-2A-A	3.06%	^	04/17/2023	7,553,668
9,875,000	Hardee’s Funding LLC, Series 2018-1A-A2I	4.25%	^	06/20/2048	9,944,619
11,242,666	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	11,722,569
2,341,084	HERO Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	2,417,525
20,875,000	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43%	^	11/15/2039	20,799,891
4,550,532	Horizon Aircraft Finance Ltd., Series 2018-1-A	4.46%	^	12/15/2038	4,697,814
18,621,375	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	19,082,798
12,000,000	Kabbage Funding LLC, Series 2019-1-A	3.83%	^	03/15/2024	12,135,082
640,102	Laurel Road Prime Student Loan Trust, Series 2017-B-CFX	3.61%	^	08/25/2042	636,318
12,843,872	Lendingpoint Asset Securitization Trust, Series 2019-1-A	3.15%	^	08/15/2025	12,865,822
4,127,812	Marlette Funding Trust, Series 2018-4A-A	3.71%	^	12/15/2028	4,158,089
4,833,283	Marlette Funding Trust, Series 2019-2A-A	3.13%	^	07/16/2029	4,865,089
5,256,239	Marlette Funding Trust, Series 2019-3A-A	2.69%	^	09/17/2029	5,276,629
1,670,371	Mosaic Solar Loan Trust, Series 2017-1A-A	4.45%	^	06/20/2042	1,736,190
7,334,384	Mosaic Solar Loan Trust, Series 2018-2GS-A	4.20%	^	02/22/2044	7,602,320
4,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68%	^	02/18/2042	4,584,484
3,015,995	Navient Private Education Loan Trust, Series 2019-CA-A1	2.82%	^	02/15/2068	3,032,902
12,171,297	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	12,171,171
8,694,704	Pagaya AI Debt Selection Trust, Series 2019-2-A1	3.93%	^	09/15/2026	8,721,975
14,262,076	Pagaya AI Debt Selection Trust, Series 2019-3-A	3.82%	^	11/16/2026	14,292,705
20,000,000	SBA Tower Trust	3.17%	^	04/11/2022	20,215,432
1,842,805	SCF Equipment Leasing LLC, Series 2017-1A-A	3.77%	^	01/20/2023	1,854,601
1,977,389	Sierra Timeshare Receivables Funding LLC, Series 2016-3A-A	2.43%	^	10/20/2033	1,973,232
6,286,453	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%, 0.29% Floor)	2.18%		06/15/2039	6,129,518
617,872	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	622,631
327,263	SoFi Consumer Loan Program LLC, Series 2016-3-A	3.05%	^	12/26/2025	327,842
3,815,274	SoFi Consumer Loan Program LLC, Series 2017-6-A2	2.82%	^	11/25/2026	3,828,292
190,331	SoFi Consumer Loan Program LLC, Series 2016-2-A	3.09%	^	10/27/2025	191,025
1,569,404	SoFi Consumer Loan Program LLC, Series 2017-1-A	3.28%	^	01/26/2026	1,574,416
859,557	SoFi Consumer Loan Program LLC, Series 2017-2-A	3.28%	^	02/25/2026	863,027
451,817	SoFi Consumer Loan Program LLC, Series 2017-3-A	2.77%	^	05/25/2026	453,478
372,138	SoFi Consumer Loan Program LLC, Series 2017-5-A2	2.78%	^	09/25/2026	373,563
64,395	SoFi Consumer Loan Program Trust, Series 2018-2-A1	2.93%	^	04/26/2027	64,418
4,480,453	SoFi Consumer Loan Program Trust, Series 2019-1-A	3.24%	^	02/25/2028	4,512,585
10,083,541	SoFi Consumer Loan Program Trust, Series 2019-2-A	3.01%	^	04/25/2028	10,160,535
10,000,000	SoFi Consumer Loan Program Trust, Series 2019-F-PT1	1.87%	#^	02/15/2045	10,121,350
4,202,594	SoFi Professional Loan Program LLC, Series 2017-A-A2B	2.40%	^	03/26/2040	4,211,332
1,894,323	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	1,895,139
20,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	20,015,712
635,538	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	648,331
3,736,017	STARR Ltd., Series 2018-1-A	4.09%	^	05/15/2043	3,818,135
2,602,679	START Ireland, Series 2019-1-A	4.09%	^	03/15/2044	2,656,682
17,554,749	TAL Advantage LLC, Series 2017-1A-A	4.50%	^	04/20/2042	17,819,587
3,200,000	Tesla Auto Lease Trust, Series 2019-A-D	3.37%	^	01/20/2023	3,189,749
12,977,679	Thunderbolt Aircraft Lease Ltd., Series 2018-A-A	4.15%	^§	09/15/2038	13,251,300
1,366,071	Thunderbolt Aircraft Lease Ltd., Series 2018-A-B	5.07%	^§	09/15/2038	1,375,932
6,773,095	Triton Container Finance LLC, Series 2017-1A-A	3.52%	^	06/20/2042	6,749,984
1,124,005	Upgrade Receivables Trust, Series 2018-1A-A	3.76%	^	11/15/2024	1,126,525
3,098,453	Upgrade Receivables Trust, Series 2019-1A-A	3.48%	^	03/15/2025	3,110,539
4,000,000	Upstart Securitization Trust, Series 2019-1-B	4.19%	^	04/20/2026	4,036,404
8,390,166	Upstart Securitization Trust, Series 2019-2-A	2.90%	^	09/20/2029	8,414,933
4,945,833	Vantage Data Centers Issuer LLC, Series 2018-2A-A2	4.20%	^	11/16/2043	5,084,910
7,973,333	Vantage Data Centers Issuer LLC, Series 2019-1A-A2	3.19%	^	07/15/2044	8,028,097
17,677,800	Wave LLC, Series 2019-1-A	3.60%	^	09/15/2044	17,456,810
2,761,735	Westlake Automobile Receivables Trust, Series 2017-1A-C	2.70%	^	10/17/2022	2,763,345
12,088,780	Westlake Automobile Receivables Trust, Series 2017-2A-C	2.59%	^	12/15/2022	12,102,564
5,000,000	Westlake Automobile Receivables Trust, Series 2019-2A-A2A	2.57%	^	02/15/2023	5,014,047

Total Asset Backed Obligations (Cost $493,700,097)					497,933,431

Bank Loans - 3.8%
3,079,004	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		11/19/2026	3,086,301
818,507	Acadia Healthcare Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.30%		02/16/2023	821,650
1,325,000	Access CIG LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.44%		02/27/2025	1,326,106
759,263	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.81%		10/13/2025	768,279
1,811,416	Acrisure LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.19%		11/22/2023	1,819,341
492,143	Advanced Drainage Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.00%		07/31/2026	497,475
813,850	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.75%		01/05/2026	819,954
1,191,216	Air Medical Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.04%		04/28/2022	1,170,554
1,514,858	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.44%		04/22/2024	1,331,499
340,038	Albertson’s LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		11/17/2025	343,520
723,819	Albertson’s LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		08/17/2026	731,249
1,900,000	Aldevron LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.19%		10/13/2026	1,923,750
1,646,407	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.30%		08/01/2025	1,656,697
1,570,701	Aleris International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.55%		02/27/2023	1,574,628
1,205,248	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.55%		04/04/2024	1,214,004
1,813,800	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.99%		05/09/2025	1,819,695
122,973	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		07/10/2026	123,869
1,242,027	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		07/10/2026	1,251,081
1,714,482	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	5.70%		06/13/2024	1,706,150
335,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	9.45%		06/16/2025	328,660
1,984,277	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.55%		07/31/2024	2,004,120
1,460,000	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		04/28/2023	1,465,891
554,286	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.74%		12/15/2023	556,982
872,814	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	9.30%		09/02/2024	783,351
1,811,113	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.19%		09/19/2024	1,820,023
745,000	Aramark Services, Inc., Senior Secured First Lien Term Loan	3.66%	±	12/10/2026	749,891
1,865,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.45%		03/11/2025	1,875,491
539,033	Arctic Glacier U.S.A., Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.30%		03/20/2024	521,961
1,962,921	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		07/12/2024	1,978,262
1,911,390	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.30%		10/22/2024	1,920,230
411,397	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	8.30%		08/04/2025	417,414
1,696,285	Asurion, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.80%		11/03/2023	1,708,405
1,374,126	Athenahealth, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	6.40%		02/11/2026	1,383,285
1,677,326	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		02/27/2026	1,688,514
743,380	Avantor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		11/21/2024	751,122
1,201,570	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.99%		12/16/2024	1,182,645
2,310,678	Axalta Coating Systems Dutch Holding B.B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	3.69%		05/31/2024	2,319,019
1,142,138	Azalea TopCo, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		07/24/2026	1,150,172
414,697	Bass Pro Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	6.80%		09/25/2024	414,266
1,287,750	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.49%		11/27/2025	1,296,204
394,142	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.74%		06/02/2025	396,893
355,000	BellRing Brands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.80%		10/21/2024	359,661
189,225	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.72%		10/03/2022	190,171
2,472,575	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.22%		07/01/2026	2,482,713
1,486,832	BJ’s Wholesale Club, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.49%		02/02/2024	1,498,913
1,670,492	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.80%		06/16/2025	1,673,624
2,039,750	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.41%		09/30/2024	2,053,304
855,522	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		10/02/2025	847,844
1,475,968	Brazos Delaware LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.79%		05/21/2025	1,269,333
690,427	Bright Bidco B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.44%		06/28/2024	410,804
340,061	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.30%		06/28/2024	202,337
2,343,044	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	5.30%		08/01/2025	2,362,807
1,070,000	Buckeye Partners LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.44%		11/02/2026	1,081,000
2,653,232	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		12/23/2024	2,661,801
159,600	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.30%		08/12/2026	160,785
2,005,458	Calpine Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	4.20%		04/06/2026	2,019,998
1,590,000	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		10/30/2026	1,602,322
1,761,900	Canyon Valor Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		06/16/2023	1,767,961
2,041,416	Capri Acquisitions BidCo Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	4.93%		11/01/2024	2,025,850
993,812	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.05%		05/18/2026	999,402
1,394,184	Cengage Learning, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.05%		06/07/2023	1,336,799
941,886	CenturyLink, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		01/31/2025	947,184
2,505,308	CEOC LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		10/04/2024	2,525,889
798,253	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.30%		03/01/2024	802,244
622,975	Charter NEX US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		05/16/2024	628,037
833,749	CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		06/07/2023	840,523
1,803,074	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		03/31/2025	1,812,090
738,216	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.05%		10/02/2024	743,601
319,200	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		08/21/2026	321,508
896,996	ClubCorporationHoldings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	4.69%		09/18/2024	852,429
1,089,939	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.30%		12/20/2024	1,089,486
673,363	Covia Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.04%		06/02/2025	522,752
855,178	CPM Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		11/17/2025	849,192
1,178,735	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.99%		07/17/2025	1,182,501
461,513	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.99%		01/15/2026	462,782
1,157,100	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.24%		04/15/2027	1,164,089
1,363,003	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.03%		07/03/2020	1,325,520
1,812,320	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.55%		11/29/2024	1,813,679
513,664	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		03/17/2025	515,912
1,199,075	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.74%		05/01/2024	1,065,684
1,352,181	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.05%		02/13/2025	1,350,850
2,791,236	Dell International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	3.80%		09/19/2025	2,814,278
1,621,201	Delta 2 SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.30%		02/01/2024	1,631,593
1,120,917	Dental Corporation Perfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.55%		06/06/2025	1,117,179
1,200,000	Diamond BC B.V.,Guaranteed Senior Secured First Lien Term Loan	4.91%	±	09/06/2024	1,178,700
329,175	Diamond Sports Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.03%		08/24/2026	329,450
628,613	Digicel International Finance Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.16%		05/27/2024	564,809
1,105,000	DigiCert Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.80%		10/16/2026	1,110,525
191,827	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.94%		04/06/2026	193,400
356,798	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.94%		04/06/2026	359,724
478,609	Dynatrace LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.55%		08/22/2025	482,646
2,685,245	E.W. Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.30%		05/01/2026	2,699,933
1,667,665	EAB Global, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	5.74%		11/15/2024	1,672,876
701,740	Edgewater Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		12/12/2025	674,986
844,575	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.96%		02/06/2025	842,907
1,370,663	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		10/10/2025	1,175,912
1,846,825	Equinox Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		03/08/2024	1,857,048
1,754,570	ESH Hospitality, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		09/18/2026	1,771,256
1,649,878	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.44%		12/02/2024	1,648,855
661,835	Exgen Renewables IV LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.91%		11/29/2024	655,491
498,398	Explorer Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	5.60%		05/02/2023	503,382
1,603,946	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.80%		03/31/2025	1,612,640
1,423,563	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.05%		10/01/2025	1,437,443
785,000	Flex Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.35%		06/30/2025	781,075
925,000	Flex Acquisition, Senior Secured First Lien Term Loan	4.91%	±	12/29/2023	919,797
816,329	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.44%		08/01/2024	682,945
1,700,767	Flexera Software LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.30%		02/26/2025	1,708,208
2,202,827	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	7.66%	Ω	03/28/2022	977,108
1,420,650	Forest City Enterprises L.P., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		12/08/2025	1,430,417
921,639	Forterra Finance, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		10/25/2023	903,976
731,387	Frontdoor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.31%		08/18/2025	739,615
480,000	Gavilan Resources LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.80%		03/01/2024	192,000
1,170,000	Genesee & Wyoming, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	3.91%		11/06/2026	1,182,741
1,848,624	Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		12/01/2023	1,857,285
1,962,946	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.56%		07/02/2025	1,975,832
1,061,037	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.31%		02/19/2026	1,065,679
2,577,957	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.55%		02/15/2024	2,595,217
1,811,552	GOBP Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.24%		10/22/2025	1,837,222
	Golden Nugget, Inc., Senior Secured First Lien Term Loan
721,785	(3 Month LIBOR USD + 2.75%, 0.75% Floor)	4.72%		10/04/2023	725,231
31,382	(1 Month LIBOR USD + 2.75%, 0.75% Floor)	4.55%		10/04/2023	31,532
815,931	(3 Month LIBOR USD + 2.75%, 0.75% Floor)	4.68%		10/04/2023	819,827
2,310,549	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.55%		10/10/2025	2,328,837
1,554,914	GrafTech Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.30%		02/12/2025	1,552,971
2,378,074	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.20%		01/02/2026	2,396,468
2,130,000	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.74%		11/15/2027	2,150,746
961,093	GTT Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		06/02/2025	808,693
529,644	Gulf Finance LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.20%		08/25/2023	417,143
901,827	(1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.95%		08/25/2023	710,270
703,874	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.30%		08/18/2023	702,291
543,820	Harsco Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	4.06%		12/06/2024	549,259
465,622	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		08/05/2024	463,294
1,885,000	HC Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%	6.30%		08/06/2026	1,879,892
582,625	HD Supply, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		10/17/2023	587,356
676,600	Hexion, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.60%		07/01/2026	680,829
865,000	H-Food Holdings LLC, Senior Secured First Lien Term Loan	5.60%	±	05/31/2025	858,945
2,840,886	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.54%		06/22/2026	2,863,556
852,835	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		07/21/2025	831,515
1,854,754	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.30%		07/01/2024	1,867,941
512,560	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	8.80%		07/07/2025	520,569
455,900	IAA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.00%		06/29/2026	460,174
668,071	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.69%		05/01/2026	674,611
1,278,459	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		08/05/2022	1,285,535
750,000	Inmarsat PLC, Senior Secured First Lien Term Loan	6.41%	±	12/12/2026	755,565
965,545	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	5.68%		11/27/2023	968,905
700,705	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.06%		11/21/2024	672,677
1,796,620	IQVIA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	3.69%		01/17/2025	1,807,849
2,006,474	IRB Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.22%		02/05/2025	2,021,944
711,075	IRI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.30%		12/01/2025	699,225
2,618,338	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		01/02/2026	2,615,876
2,401,046	Jaguar Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	4.30%		08/18/2022	2,417,145
2,625,163	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	3.80%		05/01/2026	2,652,504
1,107,690	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	6.93%		10/20/2023	778,850
554,414	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.06%		09/19/2026	559,093
1,123,945	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		04/25/2025	1,135,184
1,295,000	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.72%		12/11/2026	1,308,300
719,126	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.81%		07/02/2025	725,419
795,832	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.18%		06/30/2022	719,631
1,514,806	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.79%		05/15/2023	1,491,326
1,727,675	Kronos, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.91%		11/01/2023	1,738,750
2,639,245	Level 3 Financing Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		03/01/2027	2,651,623
1,718,356	Life Time Fitness, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	4.66%		06/10/2022	1,725,607
446,916	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.05%		03/24/2025	446,918
1,418,502	Lower Cadence Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.80%		05/22/2026	1,406,984
1,475,744	Lucid Energy Group II Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		02/18/2025	1,372,442
848,588	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		08/29/2025	854,952
138,480	Mavis Tire Express Services Corporation, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%)	5.05%	&	03/20/2025	135,364
1,086,588	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		03/20/2025	1,062,140
546,626	McDermott International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	6.94%	Ω	05/12/2025	324,696
554,741	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		08/31/2026	555,695
138,794	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%	&	08/31/2026	139,033
623,372	Messer Industries LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.44%		03/02/2026	627,570
1,404,586	MGM Growth Properties Operating Partnership LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		03/21/2025	1,412,873
2,417,093	Millennium Trust Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.80%		03/27/2026	2,386,880
48,468	Mission Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	3.94%		01/17/2024	48,726
77,950	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan	5.41%	±&	05/14/2026	78,405
1,551,200	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.41%		05/14/2026	1,560,252
1,536,975	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		11/29/2024	1,527,615
721,860	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.19%		11/28/2025	685,164
437,500	Motion Finco LLC, Senior Secured First Lien Term Loan	5.16%	±	11/04/2026	443,037
57,500	Motion Finco LLC, Senior Secured First Lien Term Loan	5.16%	±	11/04/2026	58,228
1,394,205	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	4.69%		06/07/2023	1,378,018
695,122	Nascar Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.49%		10/19/2026	703,815
483,788	NCR Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.30%		08/28/2026	489,835
1,163,250	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		10/20/2025	1,145,801
243,917	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.05%		01/17/2024	245,219
2,080,000	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.45%		09/18/2026	2,094,539
906,437	Numericable U.S. LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.74%		08/14/2026	909,931
503,738	ON Semiconductor Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		09/18/2026	507,926
351,450	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.41%		10/24/2025	346,470
662,135	Panther BF Aggregator 2 LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		04/30/2026	665,654
798,129	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		09/27/2024	785,159
538,589	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.30%		05/29/2026	543,022
1,159,082	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	4.05%		10/15/2025	1,165,457
2,029,278	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.74%		03/11/2022	2,011,624
737,975	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		07/24/2026	743,127
740,650	Pisces Midco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.49%		04/12/2025	741,338
754,854	Playa Resorts Holding B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.55%		04/29/2024	754,854
1,684,870	PODS LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.49%		12/06/2024	1,695,662
915,869	PowerTeam Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.19%		03/06/2025	825,198
887,250	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	6.69%		03/11/2026	882,814
1,190,000	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.80%		07/31/2026	1,192,791
1,142,138	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.94%		09/23/2026	1,147,066
880,197	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.54%		03/07/2025	874,423
2,169,618	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	5.49%		04/26/2024	2,177,765
1,135,444	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	4.80%		02/01/2024	1,141,195
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
624,919	(6 Month LIBOR USD + 4.75%)	6.71%		07/09/2025	629,087
733,601	(12 Month LIBOR USD + 4.75%)	6.62%		07/09/2025	738,494
1,118,578	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.20%		11/14/2025	1,129,065
2,005,835	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		05/30/2025	2,000,821
1,737,730	RentPath, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 1.00% Floor)	6.66%	Ω	12/17/2021	967,603
1,559,274	Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		02/06/2023	1,566,103
1,149,841	RPI Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		03/27/2023	1,160,804
1,440,450	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		10/31/2025	1,446,975
	Scientific Games International, Inc., Senior Secured First Lien Term Loan
1,380,404	(1 Month LIBOR USD + 2.75%)	4.45%		08/14/2024	1,386,063
345,101	(1 Month LIBOR USD + 2.75%)	4.55%		08/14/2024	346,516
1,698,522	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.30%		11/01/2024	1,272,745
1,669,176	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		12/31/2025	1,672,306
1,108,558	Select Medical Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.50%)	4.58%		03/06/2025	1,112,372
490,000	ServiceMaster Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.56%		11/05/2026	492,859
1,389,092	Severin Acquisition LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	4.89%		08/01/2025	1,385,182
2,623,425	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.24%		09/30/2026	2,636,135
610,000	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.16%		06/15/2025	609,491
1,542,250	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		04/17/2026	1,551,503
1,200,362	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.80%		01/23/2025	1,207,120
1,936,528	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		02/05/2024	1,951,826
736,685	Solenis International LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	5.91%		06/26/2025	730,792
1,717,836	Solera LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		03/03/2023	1,723,342
1,576,736	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	5.19%		09/30/2022	1,582,372
1,295,000	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	6.29%		12/11/2026	1,301,883
1,941,697	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		06/27/2025	1,956,260
680,387	Southern Graphics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		12/30/2022	425,789
1,125,714	Speedcast International Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	4.69%		05/15/2025	871,494
1,727,088	Sprint Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	4.31%		02/02/2024	1,714,998
1,614,339	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.05%		04/16/2025	1,627,222
865,241	Staples, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.69%		04/16/2026	852,319
820,993	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.96%		10/01/2025	822,705
405,000	Sunshine Luxembourg VII SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.19%		10/01/2026	409,374
285,582	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.80%		10/01/2024	274,636
509,567	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%)	7.80%		04/01/2025	439,502
569,772	TAMKO Building Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.16%		05/29/2026	575,470
108,528	(1 Month LIBOR USD + 3.25%)	5.05%		05/29/2026	109,613
465,000	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	4.66%		02/06/2024	378,684
885,000	Telesat Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	4.63%		12/07/2026	890,717
2,034,200	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.55%		05/01/2024	2,049,883
570,000	Terrier Media Buyer, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.15%		12/17/2026	576,415
1,102,423	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	6.79%		02/06/2026	1,113,447
1,648,363	The Edelman Financial Center LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.04%		07/21/2025	1,660,552
1,188,594	Titan Acquisition Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.80%		03/28/2025	1,171,823
1,740,218	TKC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.55%		02/01/2023	1,622,753
471,010	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		11/13/2026	473,499
2,245,059	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.30%		05/30/2025	2,254,757
1,162,300	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.79%		01/25/2024	1,169,564
1,081,936	Travelport Finance SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.94%		05/29/2026	1,014,856
842,850	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		10/17/2024	821,012
1,816,558	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.74%		04/04/2025	1,818,502
198,972	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		07/13/2023	199,149
2,573,689	UFC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		04/29/2026	2,594,240
780,876	UGI Energy Services LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		08/13/2026	786,732
1,256,850	Ultimate Software Group, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.55%		05/04/2026	1,266,867
800,000	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.05%		10/22/2025	687,500
730,750	United Rentals, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		10/31/2025	736,362
345,000	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.80%		07/01/2026	346,941
554,400	Universal Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.55%		10/31/2025	559,944
505,000	Univision Communications, Inc., Guaranteed Senior Secured First Lien Term Loan	4.66%	±	03/15/2024	499,778
665,000	Upstream Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.30%		11/20/2026	670,819
495,168	US Anesthesia Partners, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		06/24/2024	494,549
2,618,438	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	3.80%		09/14/2026	2,633,585
1,316,777	USIC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.05%		12/08/2023	1,314,314
418,861	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	5.43%		10/28/2024	391,985
453,767	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.30%		10/28/2024	424,651
1,852,452	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.30%		08/27/2025	1,869,429
2,030,855	Vertafore, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.05%		07/02/2025	2,011,816
2,625,000	VICI Properties 1 LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.79%		12/20/2024	2,641,026
640,436	Victory Capital Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.35%		07/01/2026	645,739
2,694,290	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.24%		01/31/2028	2,714,672
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
530,729	(1 Month LIBOR USD + 1.75%)	3.49%		12/31/2025	534,648
2,262,580	(1 Month LIBOR USD + 1.75%)	3.55%		12/31/2025	2,279,289
818,429	Vizient, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.55%		05/06/2026	823,352
1,074,600	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.30%		02/05/2026	1,085,013
731,776	Web.Com Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.49%		10/10/2025	732,248
1,311,713	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	4.94%		08/03/2026	1,320,849
1,686,434	Wink Holdco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.80%		12/02/2024	1,691,712
1,983,105	WP CPP Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	5.68%		04/30/2025	1,973,189
490,000	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.55%		09/30/2026	493,320

Total Bank Loans (Cost $333,537,994)					329,735,792

Collateralized Loan Obligations - 10.4%
6,500,000	522 Funding Ltd., Series 2019-1A-A1 (3 Month LIBOR USD + 1.39%, 1.39% Floor)	0.01%	^	01/15/2033	6,499,030
250,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	5.50%	^	07/15/2026	250,249
12,000,000	AIMCO Ltd., Series 2019-10A-A (3 Month LIBOR USD + 1.32%, 1.32% Floor)	3.62%	^	07/22/2032	11,971,518
12,250,000	Allegro Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%, 1.10% Floor)	3.10%	^	06/13/2031	12,191,838
2,250,000	Anchorage Capital Ltd., Series 2014-3RA-A (3 Month LIBOR USD + 1.05%)	2.99%	^	01/28/2031	2,240,112
7,165,000	Anchorage Capital Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.27%)	3.27%	^	07/15/2030	7,165,688
25,000,000	Anchorage Capital Ltd., Series 2016-9A-AR (3 Month LIBOR USD + 1.37%)	3.37%	^	07/15/2032	25,017,839
7,500,000	Anchorage Capital Ltd., Series 2018-1RA-A1 (3 Month LIBOR USD + 0.99%, 0.99% Floor)	2.99%	^	04/13/2031	7,429,157
12,500,000	Assurant Ltd., Series 2018-2A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	3.20%	^	10/20/2031	12,460,627
17,500,000	Atlas Senior Loan Fund Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.83%)	2.73%	^	11/17/2027	17,484,274
2,850,000	Atlas Senior Loan Fund Ltd., Series 2018-10A-A (3 Month LIBOR USD + 1.09%)	3.09%	^	01/15/2031	2,831,391
6,500,000	Avery Point Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.05%)	2.94%	^	08/05/2027	6,493,471
2,500,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	4.92%	^	10/20/2030	2,443,181
15,000,000	Ballyrock Ltd., Series 2019-2A-A2 (3 Month LIBOR USD + 2.00%, 2.00% Floor)	3.90%	^	11/20/2030	14,995,290
5,000,000	Battalion Ltd., Series 2019-16A-B (3 Month LIBOR USD + 2.00%, 2.00% Floor)	0.01%	^	12/19/2032	5,000,506
7,005,000	Benefit Street Partners Ltd., Series 2013-IIIA-A1R (3 Month LIBOR USD + 1.25%)	3.22%	^	07/20/2029	7,013,827
10,000,000	Birch Grove Ltd., Series 19A-A (3 Month LIBOR USD + 1.49%)	3.78%	^	06/15/2031	10,006,356
10,000,000	Carbone Ltd., Series 2017-1A-A1 (3 Month LIBOR USD + 1.14%)	3.11%	^	01/20/2031	9,980,014
6,000,000	Carlyle Global Market Strategies Ltd., Series 2017-1A-A1A (3 Month LIBOR USD + 1.30%)	3.27%	^	04/20/2031	6,001,745
30,000,000	CarVal Ltd., Series 2019-2A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	3.62%	^	07/20/2032	29,980,996
8,350,000	Cathedral Lake Ltd., Series 2015-2A-A1R (3 Month LIBOR USD + 1.31%, 0.00% Floor)	3.31%	^	07/16/2029	8,322,813
8,350,000	Cathedral Lake Ltd., Series 2015-3A-AR (3 Month LIBOR USD + 1.32%, 1.32% Floor)	3.32%	^	07/16/2029	8,369,027
11,000,000	CBAM Ltd., Series 2019-10A-A1A (3 Month LIBOR USD + 1.42%, 1.42% Floor)	3.39%	^	04/20/2032	11,044,489
2,500,000	CBAM Ltd., Series 2019-10A-B (3 Month LIBOR USD + 2.05%, 2.05% Floor)	4.02%	^	04/20/2032	2,502,652
489,755	Cent Ltd., Series 2013-19A-A1A (3 Month LIBOR USD + 1.33%)	3.26%	^	10/29/2025	490,764
22,000,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	3.32%	^	07/13/2029	22,020,002
10,350,000	CFIP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.22%)	3.22%	^	01/18/2030	10,317,930
2,000,000	CFIP Ltd., Series 2017-1A-B (3 Month LIBOR USD + 1.65%, 0.00% Floor)	3.65%	^	01/18/2030	1,974,305
15,000,000	Crown Point Ltd., Series 2018-6A-A1 (3 Month LIBOR USD + 1.17%, 1.17% Floor)	3.14%	^	10/20/2028	14,982,488
25,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	3.31%	^	07/20/2030	25,044,193
6,500,000	CVP Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	3.16%	^	01/20/2031	6,471,424
5,000,000	Dryden Senior Loan Fund, Series 2013-28A-A1LR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.11%	^	08/15/2030	4,996,620
20,000,000	Elevation Ltd., Series 2018-9A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.12%	^	07/15/2031	19,853,027
10,000,000	Elmwood Ltd., Series 2019-2A-A (3 Month LIBOR USD + 1.45%, 1.45% Floor)	3.42%	^	04/20/2031	10,048,544
9,000,000	Elmwood Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.10%, 2.10% Floor)	4.07%	^	04/20/2031	9,037,763
8,000,000	Galaxy Ltd., Series 2016-22A-A2R (3 Month LIBOR USD + 0.85%, 0.85% Floor)	2.85%	^	07/16/2028	7,953,840
8,500,000	Gilbert Park Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.19%)	3.19%	^	10/15/2030	8,498,250
10,000,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	3.15%	^	10/20/2031	9,962,181
500,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	4.61%	^	08/01/2025	499,192
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D (3 Month LIBOR USD + 3.80%)	5.71%	^	08/01/2025	249,630
332,490	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.13%)	3.13%	^	04/18/2026	332,745
25,000,000	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	2.90%	^	10/18/2027	25,006,545
6,500,000	Hayfin Kingsland Ltd., Series 2018-8A-B (3 Month LIBOR USD + 1.48%, 1.48% Floor)	3.45%	^	04/20/2031	6,291,554
1,295,227	Jamestown Ltd., Series 2014-4A-A1AR (3 Month LIBOR USD + 0.69%)	2.69%	^	07/15/2026	1,294,906
1,755,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.09%	^	04/25/2030	1,744,307
9,500,000	Kingsland Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.09%	^	04/20/2031	9,449,865
3,500,000	KVK Ltd., Series 2018-1A-A (3 Month LIBOR USD + 0.93%)	2.83%	^	05/20/2029	3,495,795
20,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.15%	^	10/15/2031	19,895,623
10,595,000	Madison Park Funding Ltd., Series 2013-11A-AR (3 Month LIBOR USD + 1.16%)	3.09%	^	07/23/2029	10,594,675
1,000,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	5.39%	^	01/27/2026	1,002,720
25,000,000	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%)	2.76%	^	11/21/2027	24,939,502
7,964,293	Marathon Ltd., Series 2014-7A-A1R (3 Month LIBOR USD + 1.32%)	3.26%	^	10/28/2025	7,967,123
8,625,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	3.75%	^	04/15/2029	8,629,386
4,500,000	Marble Point Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	3.18%	^	12/18/2030	4,479,232
25,000,000	Midocean Credit, Series 2017-7A-A1 (3 Month LIBOR USD + 1.32%)	3.32%	^	07/15/2029	25,023,660
2,000,000	Milos Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.25%)	3.22%	^	10/20/2030	1,995,490
2,000,000	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%)	3.22%	^	10/20/2030	1,993,972
25,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	3.22%	^	07/25/2029	24,999,909
10,000,000	MP Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 0.91%)	2.85%	^	10/28/2027	9,982,882
20,000,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%)	3.15%	^	07/15/2031	19,626,242
3,500,000	Newark BSL Ltd., Series 2016-1A-A1 (3 Month LIBOR USD + 1.52%)	3.46%	^	12/21/2029	3,501,166
6,250,000	Newark BSL Ltd., Series 2016-1A-A2 (3 Month LIBOR USD + 2.20%)	4.14%	^	12/21/2029	6,254,046
9,000,000	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%)	3.18%	^	11/15/2030	8,956,113
5,000,000	Ocean Trails V, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	3.28%	^	10/13/2031	4,947,160
15,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.15%	^	07/15/2031	14,900,526
15,000,000	Park Avenue Institutional Advisers Ltd., Series 2016-1A-A1R (3 Month LIBOR USD + 1.20%)	3.11%	^	08/23/2031	14,961,782
5,000,000	Prudential PLC, Series 2018-1A-A (3 Month LIBOR USD + 1.15%)	3.15%	^	07/15/2031	4,957,698
10,000,000	Race Point Ltd., Series 2015-9A-A1AR (3 Month LIBOR USD + 1.21%)	3.21%	^	10/15/2030	9,993,488
8,500,000	Rockford Tower Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.27%)	3.27%	^	10/15/2029	8,494,791
3,000,000	Sound Point Ltd., Series 2013-3RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.15%	^	04/18/2031	2,978,305
10,100,000	Sound Point Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	3.12%	^	10/26/2031	10,040,342
10,000,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	3.04%	^	04/21/2031	9,891,467
10,000,000	Steele Creek Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.26%)	3.15%	^	05/21/2029	9,991,787
8,000,000	Steele Creek Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.01%	^	06/15/2031	7,924,538
6,000,000	Steele Creek Ltd., Series 2018-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.10%	^	08/18/2031	5,974,508
10,000,000	Steele Creek Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	4.20%	^	04/15/2032	10,044,780
18,000,000	Steele Creek Ltd., Series 2019-2A-A1 (3 Month LIBOR USD + 1.36%, 1.36% Floor)	3.49%	^	07/15/2032	17,966,750
9,000,000	Steele Creek Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.25%, 2.25% Floor)	4.38%	^	07/15/2032	9,010,035
10,000,000	Symphony Ltd., Series 2014-15A-AR2 (3 Month LIBOR USD + 1.26%, 1.26% Floor)	3.26%	^	01/17/2032	9,986,064
10,000,000	Venture Ltd., Series 2014-19A-ARR (3 Month LIBOR USD + 1.26%, 1.26% Floor)	3.26%	^	01/15/2032	9,894,036
17,377,785	Venture Ltd., Series 2015-20A-AR (3 Month LIBOR USD + 0.82%)	2.82%	^	04/15/2027	17,352,353
8,500,000	Venture Ltd., Series 2017-29A-A (3 Month LIBOR USD + 1.28%)	3.19%	^	09/07/2030	8,491,124
10,000,000	Venture Ltd., Series 2018-34A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	3.23%	^	10/15/2031	9,968,501
10,000,000	VERDE Ltd., Series 2019-1A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	3.35%	^	04/15/2032	10,026,128
4,000,000	Vibrant Ltd., Series 2015-3A-A1RR (3 Month LIBOR USD + 1.25%)	3.22%	^	10/20/2031	3,980,559
3,500,000	Vibrant Ltd., Series 2016-5A-B (3 Month LIBOR USD + 2.10%)	4.07%	^	01/20/2029	3,513,408
10,000,000	Vibrant Ltd., Series 2018-10A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.17%	^	10/20/2031	9,948,746
15,000,000	Wellfleet Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.17%	^	10/20/2031	14,947,156
10,000,000	Wellfleet Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	3.22%	^	01/20/2032	9,947,186
2,190,098	WhiteHorse Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 0.90%)	2.81%	^	05/01/2026	2,189,797
16,533,883	WhiteHorse Ltd., Series 2015-10A-A1R (3 Month LIBOR USD + 0.93%, 0.93% Floor)	2.93%	^	04/17/2027	16,526,565
14,500,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	3.14%	^	01/15/2031	14,413,131
4,000,000	Wind River Ltd., Series 2019-3A-B (3 Month LIBOR USD + 2.10%)	4.10%	^	04/15/2031	4,002,026
5,274,510	Zais Ltd., Series 2014-2A-A1AR (3 Month LIBOR USD + 1.20%)	3.14%	^	07/25/2026	5,276,082

Total Collateralized Loan Obligations (Cost $901,453,385)					900,094,520

Foreign Corporate Bonds - 7.9%
6,700,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	6,866,557
5,140,000	AerCap Global Aviation Trust	4.63%		10/30/2020	5,243,248
1,245,000	AerCap Global Aviation Trust	3.95%		02/01/2022	1,286,304
900,000	AES Dominicana	7.95%		05/11/2026	957,697
1,400,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	1,471,807
2,500,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	2,628,227
2,700,000	Alibaba Group Holding Ltd.	3.13%		11/28/2021	2,754,144
9,775,000	AstraZeneca PLC	2.38%		11/16/2020	9,807,453
1,325,000	AstraZeneca PLC	2.38%		06/12/2022	1,340,163
725,000	AstraZeneca PLC	3.50%		08/17/2023	758,668
5,926,000	Avolon Holdings Funding Ltd.	3.63%	^	05/01/2022	6,079,187
14,500,000	Axiata SPV2 BHD	3.47%		11/19/2020	14,625,135
9,680,000	Banco Bradesco S.A.	5.90%		01/16/2021	10,003,312
3,000,000	Banco BTG Pactual S.A.	4.00%		01/16/2020	3,003,030
2,400,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	2,545,464
1,500,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	1,582,515
7,000,000	Banco del Estado de Chile	3.88%		02/08/2022	7,214,077
6,300,000	Banco do Brasil S.A. (10 Year CMT Rate + 7.78%)	8.50%	†	10/20/2020	6,568,979
2,250,000	Banco Internacional del Peru S.A.A.	3.38%		01/18/2023	2,276,246
3,500,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	3,518,891
8,800,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	9,226,316
11,500,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	11,662,236
1,000,000	Banco Santander	3.88%		09/20/2022	1,033,038
1,500,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	1,611,161
400,000	Banco Santander	2.50%		12/15/2020	400,360
7,384,000	Bancolombia S.A.	5.95%		06/03/2021	7,774,614
4,350,000	Bangkok Bank PCL	4.80%		10/18/2020	4,437,150
2,900,000	Bangkok Bank PCL	3.88%		09/27/2022	3,013,627
800,000	Banistmo S.A.	3.65%	^	09/19/2022	810,258
1,800,000	Banistmo S.A.	3.65%		09/19/2022	1,823,080
12,095,000	Barclays Bank PLC	2.65%		01/11/2021	12,174,816
7,000,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	7,439,754
4,000,000	BBVA Bancomer S.A.	7.25%		04/22/2020	4,049,800
4,900,000	BBVA Bancomer S.A.	6.50%		03/10/2021	5,117,217
2,400,000	BBVA Bancomer S.A.	6.75%		09/30/2022	2,617,296
1,600,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	1,620,572
2,500,000	BDO Unibank, Inc.	2.63%		10/24/2021	2,503,465
7,600,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	7,903,620
3,400,000	Brasil Bolsa Balcao S.A	5.50%		07/16/2020	3,460,852
5,800,000	C&W Senior Financing DAC	7.50%		10/15/2026	6,294,058
2,200,000	Cemex S.A.B. de C.V.	6.13%		05/05/2025	2,287,109
1,750,000	Cemex S.A.B. de C.V.	7.75%		04/16/2026	1,906,363
300,000	CK Hutchison International Ltd.	2.25%		09/29/2020	299,884
2,000,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	2,021,689
6,000,000	CNOOC Finance Ltd.	2.63%		05/05/2020	6,006,971
1,100,000	CNOOC Finance Ltd.	4.25%		01/26/2021	1,121,899
5,450,000	CNOOC Finance Ltd.	3.88%		05/02/2022	5,634,829
9,400,000	CNPC General Capital Ltd.	3.95%		04/19/2022	9,736,422
2,500,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	2,570,124
2,800,000	Coca-Cola Femsa S.A.B. de C.V.	4.63%		02/15/2020	2,807,059
2,450,000	Colombia Telecomunicaciones S.A.	5.38%		09/27/2022	2,472,687
2,500,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	†	03/30/2020	2,533,613
2,910,000	Comcel Trust	6.88%		02/06/2024	2,988,846
3,125,000	Commonwealth Bank of Australia	2.05%	^	09/18/2020	3,127,652
3,275,000	Commonwealth Bank of Australia	2.75%	^	03/10/2022	3,332,518
400,000	Corporacion Nacional del Cobre de Chile	3.88%		11/03/2021	410,534
900,000	Corporacion Nacional del Cobre de Chile	3.00%		07/17/2022	910,927
6,295,000	Credit Suisse Group AG (3 Month LIBOR USD + 1.24%)	3.13%	^	06/12/2024	6,373,586
2,700,000	DBS Group Holdings Ltd.	2.85%		04/16/2022	2,744,098
1,000,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	2.56%		07/25/2022	1,004,996
900,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	958,706
9,800,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	9,892,316
3,840,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	3,900,908
1,200,000	Digicel Group Ltd.	8.25%	^	09/30/2022	291,924
811,456	Digicel Group Ltd. (7.13% Cash + 2.00% PIK)	9.13%	^	04/01/2024	126,194
6,940,000	ECL S.A.	5.63%		01/15/2021	7,161,577
1,500,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	1,366,975
4,137,463	ENA Norte Trust	4.95%		04/25/2023	4,284,032
500,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.85%)	2.76%		05/23/2024	502,976
2,600,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	2.80%		11/20/2023	2,616,748
850,000	Fomento Economico Mexicano S.A.B. de C.V.	2.88%		05/10/2023	858,654
3,100,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	3,174,943
3,500,000	Freeport-McMoRan, Inc.	3.55%		03/01/2022	3,549,980
5,200,000	Freeport-McMoRan, Inc.	4.55%		11/14/2024	5,507,658
1,740,000	GlaxoSmithKline Capital PLC	3.13%		05/14/2021	1,770,130
9,610,000	GlaxoSmithKline Capital PLC	2.88%		06/01/2022	9,818,209
300,000	Global Bank Corporation	4.50%	^	10/20/2021	309,723
10,200,000	Global Bank Corporation	4.50%		10/20/2021	10,530,582
6,740,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	7,018,510
3,500,000	Grupo Aval Ltd.	4.75%		09/26/2022	3,658,627
1,216,000	Grupo Bimbo S.A.B. de C.V.	4.88%		06/30/2020	1,231,057
3,700,000	Grupo Bimbo S.A.B. de C.V.	4.50%		01/25/2022	3,848,732
5,800,000	Grupo Bimbo S.A.B. de C.V. (5 Year CMT Rate + 3.28%)	5.95%	†	04/17/2023	6,163,080
7,710,000	GrupoSura Finance S.A.	5.70%		05/18/2021	8,050,474
168,376	Guanay Finance Ltd.	6.00%	^	12/15/2020	170,902
392,877	Guanay Finance Ltd.	6.00%		12/15/2020	398,771
5,789,000	HSBC Holdings PLC (3 Month LIBOR USD + 1.00%)	2.90%		05/18/2024	5,839,013
7,000,000	Hutchison Whampoa International Ltd.	4.63%		01/13/2022	7,310,592
3,900,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	4,082,025
3,000,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	3,263,145
500,000	Indian Oil Corporation Ltd.	4.75%		01/16/2024	529,479
100,000	Industrial Senior Trust	5.50%		11/01/2022	104,679
1,599,761	Interoceanica Finance Ltd.	0.00%		11/30/2025	1,471,780
35,034	Invepar Holdings	0.00%	ΩÞ	12/30/2028	1,498
6,650,000	Inversiones CMPC S.A.	4.50%		04/25/2022	6,883,269
700,000	Israel Electric Corporation Ltd.	6.88%		06/21/2023	796,393
600,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	636,246
1,000,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13%	†	12/12/2022	1,045,260
1,300,000	Itau Unibanco Holdings S.A.	6.20%		04/15/2020	1,319,178
6,000,000	Itau Unibanco Holdings S.A.	5.75%		01/22/2021	6,175,980
822,000	JBS Investments GMBH	6.25%		02/05/2023	832,616
500,000	JBS Investments GMBH	7.00%	^	01/15/2026	544,825
4,150,000	Latam Finance Ltd.	6.88%		04/11/2024	4,393,169
5,545,000	Macquarie Bank Ltd.	2.10%	^	10/17/2022	5,561,707
1,500,000	Malayan Banking BHD (3 Month LIBOR USD + 0.80%)	2.70%		08/16/2024	1,506,772
8,700,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	8,854,077
8,600,000	MARB BondCo PLC	7.00%		03/15/2024	8,983,431
4,000,000	Millicom International Cellular S.A.	6.00%		03/15/2025	4,156,660
1,000,000	Millicom International Cellular S.A.	6.63%		10/15/2026	1,109,150
11,920,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	2.80%		07/26/2023	12,014,023
11,738,000	Mizuho Financial Group, Inc. (3 Month LIBOR USD + 0.79%)	2.68%		03/05/2023	11,789,140
1,800,000	Multibank, Inc.	4.38%		11/09/2022	1,865,830
2,800,000	Nacional Financiera S.N.C.	3.38%		11/05/2020	2,820,573
7,884,000	Oleoducto Central S.A.	4.00%		05/07/2021	8,044,912
7,161,000	ONGC Videsh Ltd.	2.88%		01/27/2022	7,180,222
3,300,000	ONGC Videsh Ltd.	3.75%		05/07/2023	3,383,182
3,200,000	Oversea-Chinese Banking Corporation	4.25%		06/19/2024	3,406,705
1,650,000	Pampa Energia S.A.	7.38%		07/21/2023	1,564,060
8,034,947	Panama Metro Line SP	0.00%		12/05/2022	7,736,224
2,029,187	Panama Metro Line SP	0.00%	^	12/05/2022	1,953,746
10,000,000	Pertamina Persero PT	5.25%		05/23/2021	10,413,600
4,000,000	Pertamina Persero PT	4.88%		05/03/2022	4,221,537
2,579,754	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	2,397,017
1,766,000	Perusahaan Listrik Negara PT	5.50%		11/22/2021	1,872,666
3,200,000	Petrobras Global Finance B.V.	5.38%		01/27/2021	3,306,944
4,000,000	Petronas Capital Ltd.	3.13%		03/18/2022	4,070,919
9,450,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	9,456,615
900,000	PTTEP Canada International Finance Ltd.	5.69%		04/05/2021	936,930
1,500,000	Reliance Holdings, Inc.	4.50%		10/19/2020	1,523,272
12,500,000	Reliance Holdings, Inc.	5.40%		02/14/2022	13,224,425
5,520,000	Royal Bank of Scotland Group PLC (3 Month LIBOR USD + 1.55%)	3.50%		06/25/2024	5,606,612
11,635,000	Santander UK PLC	2.50%		01/05/2021	11,706,848
10,500,000	Scotiabank Peru S.A.A. (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	10,871,254
8,600,000	Sinochem Overseas Capital Ltd.	4.50%		11/12/2020	8,754,885
7,200,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	7,205,539
900,000	Sinopec Group Overseas Development Ltd.	2.25%		09/13/2020	900,140
2,500,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	2,487,050
1,500,000	Sinopec Group Overseas Development Ltd.	3.00%		04/12/2022	1,521,959
2,500,000	Sinopec Group Overseas Development Ltd.	3.90%		05/17/2022	2,591,798
1,500,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	1,516,458
9,258,000	Southern Copper Corporation	5.38%		04/16/2020	9,338,734
50,000	Southern Copper Corporation	3.50%		11/08/2022	51,677
12,115,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	12,132,710
248,000	Syngenta Finance NV	3.70%		04/24/2020	248,795
5,645,000	Takeda Pharmaceutical Ltd.	4.00%		11/26/2021	5,838,664
2,600,000	Tecnoglass, Inc.	8.20%		01/31/2022	2,820,511
6,100,000	Telefonica Chile S.A.	3.88%		10/12/2022	6,284,903
1,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	1,013,212
11,352,000	Toronto-Dominion Bank	3.25%		06/11/2021	11,594,068
5,800,000	UBS AG	2.45%	^	12/01/2020	5,821,594
4,150,000	Unifin Financiera S.A.B. de C.V.	7.25%		09/27/2023	4,333,326
1,900,000	Union Bank of the Philippines	3.37%		11/29/2022	1,946,673
200,000	United Overseas Bank Ltd. (3 Month LIBOR USD + 0.48%)	2.41%		04/23/2021	200,673
4,250,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	4,411,965
4,350,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	4,362,571
5,200,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	5,275,764
3,900,000	UPL Corporation	3.25%		10/13/2021	3,916,980
1,500,000	Vedanta Resources PLC	7.13%		05/31/2023	1,478,873
200,000	Vedanta Resources PLC	6.13%		08/09/2024	182,623
5,600,000	VTR Finance B.V.	6.88%		01/15/2024	5,737,676
6,426,000	Westpac Banking Corporation	2.65%		01/25/2021	6,469,870
4,240,000	Westpac Banking Corporation	3.65%		05/15/2023	4,446,353

Total Foreign Corporate Bonds (Cost $675,192,763)					682,612,832

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.6%
2,500,000	Brazilian Government International Bond	4.88%		01/22/2021	2,581,875
4,150,000	Chile Government International Bond	3.88%		08/05/2020	4,192,538
3,000,000	Chile Government International Bond	2.25%		10/30/2022	3,012,600
12,100,000	Colombia Government International Bond	4.38%		07/12/2021	12,499,421
965,000	Costa Rica Government International Bond	10.00%		08/01/2020	1,001,561
11,066,667	Dominican Republic International Bond	7.50%		05/06/2021	11,509,444
1,000,000	Indonesia Government International Bond	4.88%		05/05/2021	1,040,625
900,000	Indonesia Government International Bond	3.70%	^	01/08/2022	925,146
1,100,000	Indonesia Government International Bond	3.70%		01/08/2022	1,130,734
2,100,000	Indonesia Government International Bond	3.75%		04/25/2022	2,171,337
4,800,000	Perusahaan Penerbit	3.40%		03/29/2022	4,913,616
5,500,000	Philippine Government International Bond	4.00%		01/15/2021	5,625,105
1,700,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	1,764,056

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $52,071,926)					52,368,058

Non-Agency Commercial Mortgage Backed Obligations - 12.4%
4,721,000	20 Times Square Trust, Series 2018-20TS-F	3.10%	#^	05/15/2035	4,629,236
4,721,000	20 Times Square Trust, Series 2018-20TS-G	3.10%	#^	05/15/2035	4,563,437
1,080,000	Americold LLC, Series 2010-ARTA-C	6.81%	^	01/14/2029	1,106,380
10,000,000	Arbor Realty Ltd., Series 2017-FL2-A (1 Month LIBOR USD + 0.99%)	2.73%	^	08/15/2027	10,008,940
9,518,285	AREIT Trust, Series 2018-CRE1-AS (1 Month LIBOR USD + 1.25%, 1.25% Floor)	2.99%	^	02/14/2035	9,539,226
8,998,000	AREIT Trust, Series 2018-CRE1-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.39%	^	02/14/2035	9,017,238
12,000,000	AREIT Trust, Series 2019-CRE3-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	09/14/2036	12,041,868
4,913,000	AREIT Trust, Series 2019-CRE3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.39%	^	09/14/2036	4,928,977
10,000,000	Austin Fairmont Hotel Trust, Series 2019-FAIR-F (1 Month LIBOR USD + 2.80%, 2.80 Floor)	4.54%	^	09/15/2032	10,017,730
9,763,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.14%	^	06/15/2035	9,819,074
7,231,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.24%	^	03/15/2034	7,267,561
4,952,000	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-D (1 Month LIBOR USD + 2.10%, 0.25% Floor)	3.84%	^	09/15/2035	4,963,307
3,711,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.09%	^	03/15/2036	3,720,159
3,705,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE6-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.62%	^	09/15/2036	3,718,420
56,759,878	BANK, Series 2017-BNK4-XA	1.43%	#I/O	05/15/2050	4,318,309
84,932,514	BANK, Series 2018-BN11-XA	0.49%	#I/O	03/15/2061	2,937,433
1,174,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%, 1.20% Floor)	2.94%	^	08/15/2036	1,169,981
1,338,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	3.44%	^	08/15/2036	1,340,595
2,697,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.24%	^	08/15/2036	2,705,790
17,543,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.24%	^	08/15/2036	17,606,678
4,779,000	BBCMS Mortgage Trust, Series 2018-BXH-C (1 Month LIBOR USD + 1.50%, 1.50% Floor)	3.24%	^	10/15/2037	4,757,393
10,250,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	07/15/2037	10,320,745
15,176,000	BBCMS Mortgage Trust, Series 2018-TALL-F (1 Month LIBOR USD + 3.24%, 3.24% Floor)	4.97%	^	03/15/2037	15,232,048
11,001,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.59%	^	11/25/2034	10,975,623
7,538,000	BB-UBS Trust, Series 2012-TFT-TE	3.56%	#^	06/05/2030	7,412,164
6,110,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.45%	#	01/12/2045	5,260,099
21,618,000	BFLD, Series 2019-DPLO-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	4.28%	^	10/15/2034	21,629,773
10,202,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	07/15/2035	10,209,588
165,041,500	BHMS Trust, Series 2018-ATLS-XCP	0.39%	#^I/O	07/15/2035	26,077
6,531,000	BHP Trust, Series 2019-BXHP-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	3.51%	^	08/15/2036	6,502,911
10,613,000	Braemar Hotels & Resorts Trust, Series 2018-PRME-E (1 Month LIBOR USD + 2.40%, 2.40% Floor)	4.14%	^	06/15/2035	10,644,009
2,608,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.06%	^	03/15/2037	2,613,426
7,534,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	3.69%	^	03/15/2037	7,539,403
12,515,000	BX Commercial Mortgage Trust, Series 2019-IMC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	04/15/2034	12,576,167
7,834,000	BX Commercial Mortgage Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	4.64%	^	04/15/2034	7,891,930
2,623,950	BX Trust, Series 2017-APPL-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	3.79%	^	07/15/2034	2,629,707
4,060,450	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	07/15/2034	4,076,408
2,430,150	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	3.79%	^	07/15/2034	2,431,716
4,119,100	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	07/15/2034	4,135,288
3,159,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	3.71%	^	05/15/2035	3,170,007
3,434,000	BX Trust, Series 2018-GW-F (1 Month LIBOR USD + 2.42%, 2.42% Floor)	4.16%	^	05/15/2035	3,452,456
1,414,000	BX Trust, Series 2018-GW-G (1 Month LIBOR USD + 2.92%, 2.92% Floor)	4.66%	^	05/15/2035	1,427,761
2,835,000	BX Trust, Series 2018-MCSF-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.89%	^	04/15/2035	2,840,376
9,267,000	BX Trust, Series 2018-MCSF-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.39%	^	04/15/2035	9,291,584
14,456,000	BX Trust, Series 2019-MMP-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	08/15/2036	14,483,576
11,389,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.59%	^	10/15/2035	11,479,770
48,763,104	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.02%	#I/O	02/10/2050	2,846,722
66,982,885	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.31%	#I/O	05/10/2050	4,656,469
3,553,000	CF Trust, Series 2019-MF1-E (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.94%	^	08/21/2032	3,561,819
21,402,106	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.03%	#I/O	01/10/2048	1,115,080
22,866,035	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.71%	#I/O	05/10/2058	1,922,960
57,154,952	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.62%	#I/O	06/15/2050	4,847,649
16,201,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	0.95%	#I/O	06/15/2050	1,007,735
39,410,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.63%	#^I/O	02/15/2033	1,803,287
2,993,682	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.34%	^	07/15/2032	2,998,308
4,190,424	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%, 2.25% Floor)	3.89%	^	07/15/2032	4,185,048
9,155,000	CGGS Commercial Mortgage Trust, Series 2018-WSS-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.04%	^	02/15/2037	9,180,343
736,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.74%	^	11/15/2036	739,294
1,039,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	5.48%	^	11/15/2036	1,045,166
7,754,470	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	0.99%	#I/O	10/10/2047	313,750
641,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	608,985
5,603,432	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.36%	#I/O	02/10/2048	300,279
1,750,000	Citigroup Commercial Mortgage Trust, Series 2015-GC31-C	4.06%	#	06/10/2048	1,755,934
19,258,486	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.27%	#I/O	02/10/2049	1,171,523
14,186,082	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.69%	#I/O	04/15/2049	1,056,328
13,579,838	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.98%	#I/O	07/10/2049	1,274,077
13,620,465	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.13%	#I/O	04/14/2050	852,006
4,865,000	Citigroup Commercial Mortgage Trust, Series 2019-SST2-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.34%	^	12/15/2036	4,881,176
7,736,000	Citigroup Commercial Mortgage Trust, Series 2019-SST2-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	3.74%	^	12/15/2036	7,761,645
19,958,000	CLNC Ltd., Series 2019-FL1-D (1 Month LIBOR USD + 2.90%, 2.90% Floor)	4.63%	^	08/20/2035	20,027,853
5,636,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.59%	#^Þ	10/15/2045	2,364,229
8,226,573	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.67%	#I/O	08/10/2046	177,831
6,802,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR11-D	5.12%	#^	08/10/2050	6,862,728
25,479,921	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.15%	#I/O	10/10/2046	904,226
2,436,377	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	0.98%	#I/O	05/10/2047	87,022
233,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.75%	#	08/10/2047	245,698
500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.51%	#	11/10/2047	524,337
1,876,000	Commercial Mortgage Pass-Through Certificates, Series 2014-FL5-D (1 Month LIBOR USD + 4.00%, 4.00% Floor)	3.15%	^	10/15/2031	1,861,174
932,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.12%	#^	03/10/2048	921,085
18,951,103	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	0.94%	#I/O	03/10/2048	663,791
34,604,778	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	0.84%	#I/O	08/10/2048	1,331,056
41,725,215	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	1.10%	#I/O	10/10/2048	1,769,495
10,336,056	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.10%	#I/O	02/10/2048	418,458
56,423,575	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.76%	#I/O	07/10/2048	1,578,878
1,470,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.65%	#	10/10/2048	1,557,601
1,769,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.65%	#	02/10/2049	1,903,361
17,184,137	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.01%	#I/O	02/10/2049	832,284
11,396,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-D (1 Month LIBOR USD + 2.18%, 2.25% Floor)	3.92%	^	09/15/2033	11,375,791
16,126	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	16,214
10,092,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.55%	#^I/O	09/15/2037	264,383
13,148,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.89%	^	05/15/2036	13,186,324
11,372,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.39%	^	05/15/2036	11,422,468
27,812,066	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.84%	#I/O	04/15/2050	991,102
3,631,785	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.90%	#I/O	01/15/2049	309,897
7,370,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	5.04%	^	07/15/2032	7,392,000
6,650,000	CSMC Trust, Series 2017-LSTK-E	3.33%	#^	04/05/2033	6,613,802
3,750,000	DBCG Mortgage Trust, Series 2017-BBG-C (1 Month LIBOR USD + 1.00%, 1.10% Floor)	2.74%	^	06/15/2034	3,741,367
9,876,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%, 2.45% Floor)	4.19%	^	06/15/2033	9,854,023
4,941,412	DBGS Mortgage Trust, Series 2018-BIOD-C (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.69%	^	05/15/2035	4,914,578
11,987,000	DBUBS Mortgage Trust, Series 2017-BRBK-E	3.53%	#^	10/10/2034	11,935,787
19,036,164	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.46%	#I/O	05/10/2049	1,318,675
16,254,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-F	4.10%	^	12/10/2036	15,966,239
16,254,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.10%	^	12/10/2036	15,723,323
13,000,000	FREMF Mortgage Trust, Series 2010-K8-C	0.00%	^P/O	09/25/2043	12,740,598
13,000,000	FREMF Mortgage Trust, Series 2013-K713-D	0.00%	^P/O	04/25/2046	12,762,347
28,200,000	FREMF Mortgage Trust, Series 2013-K713-X2B	0.10%	^I/O	04/25/2046	849
738,656	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	6.75%	^	07/25/2023	764,217
795,451	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	800,184
7,349,000	GPMT Ltd., Series 2019-FL2-D (1 Month LIBOR USD + 2.95%, 2.95% Floor)	4.69%	^	02/22/2036	7,374,802
350,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	353,807
9,500,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	4.85%	^	12/15/2036	9,497,084
3,903,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-D (1 Month LIBOR USD + 2.40%, 2.40% Floor)	4.66%	^	09/15/2037	3,921,504
3,964,375	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.74%	#I/O	09/10/2047	111,248
35,337,406	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.77%	#I/O	07/10/2048	1,173,407
9,361,886	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.31%	#I/O	10/10/2048	538,085
1,518,000	GS Mortgage Securities Corporation, Series 2018-LUAU-E (1 Month LIBOR USD + 2.55%, 2.55% Floor)	4.29%	^	11/15/2032	1,526,014
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	3.84%	^	07/15/2031	5,018,358
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	4.54%	^	07/15/2031	5,026,463
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.98% Floor)	5.66%	^	07/15/2031	5,044,828
13,059,000	GS Mortgage Securities CorporationTrust 2019-SOHO, Series 2019-SOHO-E (1 Month LIBOR USD + 1.87%, 1.88% Floor)	3.61%	^	06/15/2036	13,047,679
8,000,000	GS Mortgage Securities CorporationTrust 2019-SOHO, Series 2019-SOHO-F (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.94%	^	06/15/2036	7,989,336
2,030,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51%	#^	11/10/2047	1,778,555
8,922,529	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.78%	#I/O	11/10/2048	356,245
19,545,170	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.65%	#I/O	05/10/2049	1,450,416
29,353,323	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.25%	#I/O	10/10/2049	1,839,100
61,723,139	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.04%	#I/O	05/10/2050	4,077,227
887,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	4.90%	#^	03/10/2033	972,062
1,760,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	4.90%	#^	03/10/2033	1,919,174
2,391,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	4.90%	#^	03/10/2033	2,559,268
2,314,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	4.90%	#^	03/10/2033	2,401,414
2,893,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	4.90%	#^	03/10/2033	2,951,690
12,284,000	GS Mortgage Securities Trust, Series 2019-SMP-E (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.34%	^	08/15/2032	12,335,567
6,838,000	GS Mortgage Securities Trust, Series 2019-SMP-F (1 Month LIBOR USD + 3.10%, 3.10% Floor)	4.84%	^	08/15/2032	6,856,712
14,505,000	GSCG Trust, Series 2019-600C-E	4.12%	#^	09/06/2034	14,417,510
1,988,000	Hilton USA Trust, Series 2016-SFP-D	4.93%	^	11/05/2035	1,995,108
3,000,000	Hilton USA Trust, Series 2016-SFP-F	6.16%	^	11/05/2035	3,017,471
2,210,355	HPLY Trust, Series 2019-HIT-E (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.09%	^	11/15/2036	2,217,069
12,057,751	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	11/15/2036	12,072,787
8,000,000	Hunt Ltd., Series 2017-FL1-C (1 Month LIBOR USD + 2.40%)	4.14%	^	08/15/2034	7,996,008
5,440,000	IMT Trust, Series 2017-APTS-EFL (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.89%	^	06/15/2034	5,439,803
305,000	IMT Trust, Series 2017-APTS-FFL (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.59%	^	06/15/2034	305,198
22,117,337	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.08%	#I/O	01/15/2049	834,458
887,522	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.74%	^	06/15/2032	884,408
1,414,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	2.99%	^	06/15/2032	1,407,059
4,578,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	06/15/2032	4,548,254
5,539,688	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-C (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.34%	^	06/15/2032	5,548,280
775,466	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.30% Floor)	3.84%	^	06/15/2032	777,860
2,051,437	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-E (1 Month LIBOR USD + 3.00%, 3.35% Floor)	4.74%	^	06/15/2035	2,061,948
1,639,465	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	1,581,465
38,386,834	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.73%	#I/O	12/15/2049	1,208,256
3,776,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	3,808,086
10,245,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	10,833,516
4,216,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34%	^	05/05/2032	4,443,133
4,314,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.45%	#^	05/05/2032	4,514,364
5,040,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.45%	#^	05/05/2032	5,172,744
5,287,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.45%	#^	05/05/2032	5,279,133
5,775,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.45%	#^	05/05/2032	5,582,993
5,578,616	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.83%	#I/O	02/15/2047	157,409
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.47%	#	09/15/2047	527,478
360,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	3.97%	#^	09/15/2047	357,152
19,478,974	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.86%	#I/O	11/15/2047	671,830
1,303,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.37%	#	01/15/2048	1,370,490
5,908,862	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	0.97%	#I/O	01/15/2048	225,884
1,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.81%	#^	02/15/2048	968,318
125,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.16%	#	05/15/2048	128,338
25,305,918	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.76%	#I/O	05/15/2048	586,138
26,579,824	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.52%	#I/O	07/15/2048	654,430
12,375,353	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.91%	#I/O	08/15/2048	462,431
23,423,794	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.36%	#I/O	11/15/2048	838,776
580,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/15/2048	608,363
9,040,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-E (1 Month LIBOR USD + 2.10%, 2.16% Floor)	3.90%	^	07/15/2036	9,063,795
10,000,000	LCCM, Series 2017-LC26-C	4.71%	^	07/12/2050	10,396,108
1,000,000	LoanCore Issuer Ltd., Series 2018-CRE1-D (1 Month LIBOR USD + 2.95%, 2.95% Floor)	4.69%	^	05/15/2028	1,005,000
2,500,000	LoanCore Issuer Ltd., Series 2019-CRE3-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.24%	^	04/15/2034	2,508,743
10,261,377	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.84%	#^I/O	03/10/2049	606,692
86,151,797	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.08%	#^I/O	03/10/2050	3,416,453
300,000	Madison Avenue Trust, Series 2013-650M-D	4.03%	#^	10/12/2032	300,885
2,080,000	Madison Avenue Trust, Series 2013-650M-E	4.03%	#^	10/12/2032	2,080,991
2,366,000	Marathon CRE, Series 2018-FL1-AS (1 Month LIBOR USD + 1.55%, 1.55% Floor)	3.29%	^	06/15/2028	2,369,549
2,512,000	Marathon CRE, Series 2018-FL1-C (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.34%	^	06/15/2028	2,522,337
15,958,000	MBRT, Series 2019-MBR-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	4.31%	^	11/15/2036	15,953,516
2,349	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.59%	#	05/12/2039	2,355
10,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30%	^	10/15/2030	9,432,181
3,613,844	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.61%	#I/O	10/15/2046	67,362
15,372,631	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.35%	#I/O	02/15/2046	527,183
6,375,987	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-XA	1.00%	#I/O	02/15/2047	173,519
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.52%	#	10/15/2047	523,878
620,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	639,714
120,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.46%	#	02/15/2048	125,647
1,072,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-D	3.07%	^	02/15/2048	998,603
19,007,386	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.20%	#I/O	01/15/2049	1,048,352
1,466,000	Morgan Stanley Capital Trust, Series 2014-CPT-G	3.45%	#^	07/13/2029	1,460,196
2,330,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.94%	^	11/15/2034	2,334,364
8,494,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	11/15/2034	8,509,493
2,647,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	6.09%	^	11/15/2034	2,651,958
2,680,000	Morgan Stanley Capital Trust, Series 2017-CLS-E (1 Month LIBOR USD + 1.95%, 1.95% Floor)	3.69%	^	11/15/2034	2,682,878
2,977,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.34%	^	11/15/2034	2,982,182
2,935,000	Morgan Stanley Capital Trust, Series 2018-SUN-D (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.39%	^	07/15/2035	2,939,665
4,380,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	4.29%	^	07/15/2035	4,391,622
2,935,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	4.79%	^	07/15/2035	2,945,060
711,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (1 Month LIBOR USD + 2.84%, 4.34% Floor)	4.59%	^	12/15/2036	707,530
13,327,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.89%	^	05/15/2036	13,353,659
821,000	Morgan Stanley Capital Trust, Series 2014-CPT-E	3.45%	#^	07/13/2029	825,587
1,386,000	Morgan Stanley Capital Trust, Series 2014-CPT-F	3.45%	#^	07/13/2029	1,387,616
5,166,962	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.89%	^	08/15/2034	5,182,047
3,119,917	Motel 6 Trust, Series 2017-MTL6-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	5.99%	^	08/15/2034	3,144,777
17,810,000	MRCD Mortgage Trust, Series 2019-PARK-G	2.72%	^	12/15/2036	16,231,678
1,192,550	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	1,216,722
11,755,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	4.79%	^	10/15/2037	11,797,202
9,940,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.97%	^	06/15/2035	9,900,493
11,120,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	02/15/2036	11,179,659
7,608,000	One Market Plaza Trust, Series 2017-1MKT-E	4.14%	^	02/10/2032	7,631,046
6,946,000	PFP Ltd., Series 2019-5-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.39%	^	04/14/2036	6,970,297
11,138,255	SLIDE, Series 2018-FUN-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.74%	^	06/15/2031	11,191,116
34,362,846	SLIDE, Series 2018-FUN-XCP	0.98%	#^I/O	12/15/2020	316,506
459,000	STWD Ltd., Series 2019-FL1-C (1 Month LIBOR USD + 1.95%)	3.69%	^	07/15/2038	461,180
14,307,000	STWD Ltd., Series 2019-FL1-D (1 Month LIBOR USD + 2.35%)	4.09%	^	07/15/2038	14,357,032
8,426,455	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	4.89%	^	11/11/2034	8,463,814
10,153,000	TRTX Issuer Ltd. 2018-FL2-D, Series 2018-FL2-D (1 Month LIBOR USD + 2.70%)	4.44%	^	11/15/2037	10,235,493
9,838,000	TRTX Issuer Ltd., Series 2019-FL3-D (1 Month LIBOR USD + 2.45%, 2.45% Floor)	4.19%	^	09/15/2034	9,872,433
2,034,000	UBS Commercial Mortgage Trust, Series 2017-C1-XB	0.89%	#I/O	06/15/2050	124,573
85,024,053	UBS Commercial Mortgage Trust, Series 2018-C13-XA	0.74%	#I/O	10/15/2051	4,509,191
6,009,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.70%	#	02/15/2051	6,402,736
87,008,519	UBS Commercial Mortgage Trust, Series 2018-C8-XA	0.88%	#I/O	02/15/2051	4,999,127
500,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-G (1 Month LIBOR USD + 4.84%, 4.84% Floor)	6.58%	^	02/15/2032	504,147
6,592,200	VMC Finance LLC, Series 2019-FL3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.39%	^	09/15/2036	6,608,595
572,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	448,469
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	563,623
11,909,422	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.89%	#I/O	02/15/2048	439,630
53,959,644	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	0.90%	#I/O	09/15/2058	2,293,344
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/15/2048	2,111,867
20,976,615	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.02%	#I/O	11/15/2048	1,019,268
27,305,577	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.71%	#I/O	07/15/2058	837,410
1,340,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.49%	#	09/15/2057	1,410,386
1,150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-E	3.60%	#^	12/15/2048	1,018,623
1,443,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.72%	#	01/15/2059	1,510,039
14,706,538	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.75%	#I/O	03/15/2059	1,104,380
76,582,769	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.06%	#I/O	07/15/2050	4,647,977
15,752,912	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.50%	#I/O	01/15/2060	1,224,620
4,452,197	Wells Fargo Commercial Mortgage Trust, Series 2018-BXI-E (1 Month LIBOR USD + 2.16%, 2.16% Floor)	3.90%	^	12/15/2036	4,454,860
28,711,176	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.63%	#I/O	11/15/2049	2,077,641
3,328,476	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.03%	#I/O	03/15/2047	106,233
7,912,481	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.04%	#I/O	08/15/2047	303,892

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,082,063,459)					1,065,871,994

Non-Agency Residential Collateralized Mortgage Obligations - 11.1%
6,180,364	Ajax Mortgage Loan Trust, Series 2018-C-A	4.36%	#^	09/25/2065	6,262,910
20,398,103	Ajax Mortgage Loan Trust, Series 2019-C-A	3.95%	#^	10/25/2058	20,513,352
7,826,459	Alternative Loan Trust, Series 2005-49CB-A6	5.50%		11/25/2035	7,187,555
10,524,073	Alternative Loan Trust, Series 2005-62-1A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	2.09%		12/25/2035	9,597,338
7,748,077	Alternative Loan Trust, Series 2006-36T2-1A3	5.75%		12/25/2036	5,131,639
9,919,943	Alternative Loan Trust, Series 2007-12T1-A5	6.00%		06/25/2037	7,237,943
6,479,296	Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	5,304,666
8,375,806	Alternative Loan Trust, Series 2007-HY9-A2 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.06%		08/25/2047	7,350,653
4,232,386	Arroyo Mortgage Trust, Series 2019-1-A1	3.81%	#^	01/25/2049	4,308,531
2,604,383	Arroyo Mortgage Trust, Series 2019-2-A2	3.50%	#^	04/25/2049	2,642,157
16,671,428	Arroyo Mortgage Trust, Series 2019-3-A3	3.42%	#^	10/25/2048	16,789,667
1,750,000	Banc of America Funding Corporation, Series 2005-B-3M1 (1 Month LIBOR USD + 0.68%, 0.45% Floor, 11.00% Cap)	2.44%		04/20/2035	1,750,618
2,280,139	Banc of America Funding Corporation, Series 2006-7-T2A1	5.88%	#	10/25/2036	2,212,692
2,333,768	Banc of America Mortgage Securities Trust, Series 2005-I-2A5	3.98%	#	10/25/2035	2,347,991
6,051,996	Banc of America Mortgage Securities Trust, Series 2007-3-1A1	6.00%		09/25/2037	5,872,605
1,568,441	Bayview Koitere Fund Trust, Series 2019-RN3-A1	3.97%	^§	07/28/2033	1,573,087
2,959,966	Bayview Opportunity Master Fund Trust, Series 2019-RN1-A1	4.09%	^§	02/28/2034	2,962,498
18,527,376	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	3.43%	^§	06/28/2034	18,505,097
2,147,242	BCAP LLC Trust, Series 2012-RR1-3A4	5.50%	#^	10/26/2035	2,014,160
1,950,000	Bellemeade Ltd., Series 2018-3A-M1B (1 Month LIBOR USD + 1.85%, 1.85% Floor)	3.64%	^	10/25/2028	1,954,701
7,741,117	Bellemeade Ltd., Series 2019-2A-M1A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.79%	^	04/25/2029	7,741,238
3,701,487	BRAVO Residential Funding Trust, Series 2019-NQM1-A2	2.89%	#^	07/25/2059	3,709,494
6,175,883	Bunker Hill Loan Depositary Trust, Series 2019-1-A1	3.61%	^§	10/26/2048	6,255,754
13,768,536	Bunker Hill Loan Depositary Trust, Series 2019-2-A3	3.19%	^§	07/25/2049	13,850,285
7,734,266	CIM Trust, Series 2016-3-A1 (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.21%	^	02/25/2056	7,987,212
225,737	Citicorp Residential Mortgage Trust, Inc., Series 2007-1-A4	5.30%	ß	03/25/2037	226,689
36,837,231	Citigroup Mortgage Loan Trust, Inc., Series 2018-A-A1	4.00%	#^	01/25/2068	37,040,109
4,816,468	Citigroup Mortgage Loan Trust, Series 2019-B-A1	3.26%	#^	04/25/2066	4,832,689
32,595,977	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23%	^§	11/25/2070	32,653,105
1,236,160	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	1,207,041
180,786	Colony American Finance Ltd., Series 2016-1-A	2.54%	^	06/15/2048	180,461
7,566,325	COLT Mortgage Loan Trust, Series 2018-1-A1	2.93%	#^	02/25/2048	7,589,301
24,246	Countrywide Alternative Loan Trust, Series 2004-33-1A1	4.12%	#	12/25/2034	24,977
577,986	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	577,577
1,957,172	Countrywide Alternative Loan Trust, Series 2005-28CB-1A6	5.50%		08/25/2035	1,955,200
2,081,831	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	1,683,442
459,281	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	414,905
1,464,357	Countrywide Home Loans, Series 2005-10-A2	5.50%		05/25/2035	1,386,129
816,237	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	714,650
2,452	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		03/25/2020	2,452
2,249,261	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	2,181,766
95,935	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	97,028
869,766	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	762,918
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	3.97%	#^	07/27/2036	1,004,786
480,302	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.86%	#^	11/27/2037	490,553
19,000,622	Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4-A1	3.83%	^	08/26/2058	19,161,002
10,915,258	CSMC Trust, Series 2018-RPL7-A1	4.00%	^	08/26/2058	11,030,530
33,341,762	CSMC Trust, Series 2018-RPL8-A1	4.13%	#^	07/25/2058	33,635,887
4,191,756	CSMC Trust, Series 2019-JR1-A1	4.10%	#^	09/27/2066	4,206,034
62,900,000	CSMC Trust, Series 2019-RP10-A1	3.32%	#^	12/26/2059	62,956,648
18,836,525	CSMC Trust, Series 2019-RPL2-A1	3.90%	#^	07/25/2058	19,115,633
24,397,884	CSMC Trust, Series 2019-RPL9-A1	3.32%	#^	10/27/2059	24,418,857
1,312,405	Deephaven Residential Mortgage Trust, Series 2017-1A-A1	2.73%	#^	12/26/2046	1,310,968
622,913	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50%	#^	07/27/2037	599,694
751,373	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	717,427
6,242,963	Eagle Ltd., Series 2019-1-M1A (1 Month LIBOR USD + 1.25%)	3.04%	^	04/25/2029	6,248,508
11,601,994	GCAT LLC, Series 2019-1-A1	4.09%	^§	04/26/2049	11,935,249
7,692,881	GCAT LLC, Series 2019-2-A1	3.47%	^§	06/25/2024	7,720,264
12,203,453	GCAT LLC, Series 2019-3-A1	3.35%	^§	10/25/2049	12,218,551
6,859,174	GS Mortgage-Backed Securities Trust, Series 2019-SL1-A1	2.63%	#^	01/25/2059	6,819,558
1,363,396	GSAA Home Equity Trust, Series 2005-11-2A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	2.07%		10/25/2035	1,369,889
564,096	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	447,549
1,113,349	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	2.06%		02/25/2037	1,002,136
1,532,127	IndyMac Mortgage Loan Trust, Series 2006-AR5-2A1	3.74%	#	05/25/2036	1,394,554
8,953,507	JP Morgan Alternative Loan Trust, Series 2007-S1-A2 (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.50% Cap)	2.13%		04/25/2047	8,606,948
14,036,911	Legacy Mortgage Asset Trust, Series 2019-GS4-A1	3.44%	^§	05/25/2059	14,131,606
13,593,566	Legacy Mortgage Asset Trust, Series 2019-GS7-A1	3.25%	^§	11/25/2059	13,632,428
15,000,680	Legacy Mortgage Asset Trust, Series 2017-GS1-A1	3.50%	^§	01/25/2057	15,065,093
20,096,069	Legacy Mortgage Asset Trust, Series 2018-GS2-A1	4.00%	^§	04/25/2058	20,305,599
20,434,224	Legacy Mortgage Asset Trust, Series 2019-GS3-A1	3.75%	^§	04/25/2059	20,646,111
1,255,983	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20%	^§	05/25/2059	1,260,222
9,599,173	Legacy Mortgage Asset Trust, Series 2019-GS6-A1	3.00%	^§	06/25/2059	9,605,410
4,518,217	Legacy Mortgage Asset Trust, Series 2019-SL1-A	4.00%	#^	12/28/2054	4,563,638
295,438	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	243,532
133,762	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	4.39%	#	04/25/2036	116,403
450,645	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	311,913
1,647,521	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	1,109,282
25,163,021	Morgan Stanley Capital Trust, Series 2006-HE3-A2D (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.04%		04/25/2036	24,093,789
335,583	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.63%	#	02/25/2036	281,999
7,103,766	New Residential Mortgage Loan Trust, Series 2019-RPL1-A1	4.33%	^§	02/26/2024	7,144,428
21,143,062	Park Avenue Funding Trust, Series 2019-3-PT (1 Month LIBOR USD + 1.50%, 1.50% Floor)	4.54%	^	01/27/2021	21,138,554
528,930	Pretium Mortgage Credit Partners LLC, Series 2019-NPL2-A1	3.84%	^§	12/25/2058	530,550
18,404,193	Pretium Mortgage Credit Partners LLC, Series 2019-NPL3-A1	3.10%	^§	07/27/2059	18,432,874
6,464,123	PRPM LLC, Series 2018-1A-A1	3.75%	#^	04/25/2023	6,481,121
19,021,884	PRPM LLC, Series 2018-2A-A1	4.00%	#^	08/25/2023	19,143,643
6,272,622	PRPM LLC, Series 2019-2A-A1	3.97%	^§	04/25/2024	6,295,024
10,602,218	PRPM LLC, Series 2019-3A-A1	3.35%	^§	07/25/2024	10,641,134
16,456,023	PRPM LLC, Series 2019-4A-A1	3.35%	^§	11/25/2024	16,496,607
5,921,458	PRPM LLC, Series 2019-GS1-A1	3.50%	#^	10/25/2024	5,922,221
14,413,770	Radnor Ltd., Series 2019-2-M1A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	2.99%	^	06/25/2029	14,431,802
4,344,556	RCO Trust, Series 2017-INV1-A	3.20%	#^	11/25/2052	4,338,755
2,457,884	RCO Trust, Series 2017-INV1-M1	3.90%	#^	11/25/2052	2,495,659
1,007,318	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	978,126
1,325,927	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	1,260,217
844,827	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	595,594
2,970,068	Shellpoint Co-Originator Trust, Series 2016-1-1A10	3.50%	#^	11/25/2046	3,007,624
4,105,712	Soundview Home Loan Trust, Series 2007-OPT3-2A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.97%		08/25/2037	3,967,192
11,325,858	Starwood Mortgage Residential Trust, Series 2018-IMC1-A3	3.98%	#^	03/25/2048	11,432,179
3,740,118	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.04%	#	12/25/2035	3,601,484
12,174,919	Towd Point Mortgage Trust, Series 2019-SJ1-A1	3.75%	#^	11/25/2058	12,278,876
7,700,000	VCAT LLC, Series 2019-NPL2-A1	3.57%	^§	11/25/2049	7,696,668
9,985,107	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	#^	10/26/2048	10,149,885
21,652,738	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13%	#^	07/25/2049	21,658,647
5,656,879	Vericrest Opportunity Loan Trust, Series 2019-NPL2-A1	3.97%	^§	02/25/2049	5,687,042
22,946,244	Vericrest Opportunity Loan Trust, Series 2019-NPL4-A1A	3.35%	^§	08/25/2049	22,963,770
20,759,476	Vericrest Opportunity Loan Trust, Series 2019-NPL7-A1A	3.18%	^§	10/25/2049	20,704,320
11,887,585	Vericrest Opportunity Loan Trust, Series 2019-NPL8-A1A	3.28%	^§	11/25/2049	11,873,254
4,102,873	Verus Securitization Trust, Series 2018-1-A1	2.93%	#^	02/25/2048	4,113,455
1,375,113	Verus Securitization Trust, Series 2018-2-A2	3.78%	#^	06/01/2058	1,386,593
1,596,281	Verus Securitization Trust, Series 2018-2-A3	3.83%	#^	06/01/2058	1,609,821
9,938,165	VOLT LLC, Series 2017-NPL9-A1	3.13%	^§	09/25/2047	9,972,336
14,059,535	VOLT LLC, Series 2018-NPL8-A1A	4.21%	^§	10/26/2048	14,078,993
5,300,000	VOLT LLC, Series 2019-NP10-A1A	3.43%	^§	12/27/2049	5,310,684
10,741,997	VOLT LLC, Series 2019-NPL6-A1A	3.23%	^§	10/25/2049	10,768,158
6,642,837	VOLT LLC, Series 2019-NPL9-A1A	3.33%	^§	11/26/2049	6,647,129
2,582,851	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-8-2CB3 (1 Month LIBOR USD + 0.41%, 0.41% Floor, 5.50% Cap)	2.20%		10/25/2035	2,423,354
131,626	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-1A5	6.00%		07/25/2036	125,480
5,395,308	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-2A1	3.86%	#	09/25/2036	5,192,135
1,221,495	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	1,215,684

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $960,079,409)					960,563,604

US Corporate Bonds - 4.8%
5,640,000	AbbVie, Inc.	3.38%		11/14/2021	5,786,560
3,040,000	AbbVie, Inc.	2.30%	^	11/21/2022	3,056,541
6,090,000	American Express Company (3 Month LIBOR USD + 0.65%)	2.57%		02/27/2023	6,117,809
9,745,000	Amgen, Inc.	2.20%		05/11/2020	9,753,966
1,970,000	Amgen, Inc.	2.65%		05/11/2022	1,999,872
5,945,000	Analog Devices, Inc.	2.95%		01/12/2021	5,995,068
9,750,000	Anthem, Inc.	2.50%		11/21/2020	9,794,906
895,000	Anthem, Inc.	3.30%		01/15/2023	926,092
11,030,000	AT&T, Inc.	2.80%		02/17/2021	11,129,872
12,005,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	2.68%		03/05/2024	12,067,460
5,685,000	BAT Capital Corporation	2.76%		08/15/2022	5,767,792
6,195,000	BB&T Corporation	2.20%		03/16/2023	6,235,070
3,870,000	Bristol-Myers Squibb Company	2.88%	^	08/15/2020	3,891,560
1,975,000	Bristol-Myers Squibb Company	2.60%	^	05/16/2022	2,007,614
5,415,000	Capital One Financial Corporation	2.40%		10/30/2020	5,432,223
900,000	Capital One Financial Corporation	3.20%		01/30/2023	925,356
11,465,000	Cardinal Health, Inc.	2.62%		06/15/2022	11,580,764
2,975,000	Caterpillar Financial Services Corporation	1.90%		09/06/2022	2,980,632
5,855,000	Cigna Corporation	3.40%		09/17/2021	5,994,397
5,570,000	Cintas Corporation	2.90%		04/01/2022	5,681,454
3,965,000	Citigroup, Inc.	2.75%		04/25/2022	4,026,753
1,845,000	Citigroup, Inc. (Secured Overnight Financing Rate USD + 0.87%)	2.31%		11/04/2022	1,850,853
5,850,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	2.93%		06/01/2024	5,921,348
5,600,000	Comcast Corporation	3.45%		10/01/2021	5,764,432
2,130,000	Consolidated Edison, Inc.	2.00%		05/15/2021	2,131,432
5,485,000	Continental Resources, Inc.	4.50%		04/15/2023	5,731,657
11,395,000	CVS Health Corporation	3.70%		03/09/2023	11,869,422
4,400,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	4,408,724
5,877,000	Delta Air Lines, Inc.	3.40%		04/19/2021	5,959,079
2,720,000	DTE Energy Company	2.25%		11/01/2022	2,720,124
3,450,000	DTE Energy Company	2.53%		10/01/2024	3,467,383
3,580,000	DuPont de Nemours, Inc.	3.77%		11/15/2020	3,630,168
700,000	DuPont de Nemours, Inc.	4.21%		11/15/2023	748,748
5,675,000	eBay, Inc.	2.75%		01/30/2023	5,756,822
5,700,000	Energy Transfer Operating LP	4.25%		03/15/2023	5,954,430
4,535,000	EQT Corporation	2.50%		10/01/2020	4,534,545
5,985,000	Ford Motor Credit Company LLC (3 Month LIBOR USD + 1.24%)	3.14%		02/15/2023	5,888,628
5,965,000	General Electric Company	2.70%		10/09/2022	6,046,255
1,930,000	General Mills, Inc.	3.20%		04/16/2021	1,964,829
3,695,000	General Mills, Inc.	3.15%		12/15/2021	3,777,841
3,325,000	Goldman Sachs Group, Inc.	3.20%		06/05/2020	3,343,325
8,615,000	Goldman Sachs Group, Inc.	2.35%		11/15/2021	8,648,476
5,705,000	Hyundai Capital America	2.85%	^	11/01/2022	5,769,290
7,065,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	7,233,914
620,000	Kinder Morgan Energy Partners LP	6.85%		02/15/2020	623,147
6,765,000	Kinder Morgan Energy Partners LP	3.95%		09/01/2022	7,049,809
4,005,000	Kinder Morgan, Inc.	3.15%		01/15/2023	4,101,754
5,285,000	Marathon Petroleum Corporation	4.75%		12/15/2023	5,742,848
4,465,000	Marsh & McLennan Companies, Inc. (3 Month LIBOR USD + 1.20%)	3.16%		12/29/2021	4,469,233
5,620,000	Microchip Technology, Inc.	3.92%		06/01/2021	5,748,151
9,545,000	Mondelez International, Inc.	3.00%		05/07/2020	9,573,024
2,043,000	Mondelez International, Inc.	3.63%		05/07/2023	2,142,052
11,808,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	2.88%		07/22/2022	11,922,113
4,660,000	NextEra Energy Capital Holdings, Inc.	3.34%		09/01/2020	4,701,266
1,270,000	NextEra Energy Capital Holdings. Inc.	2.90%		04/01/2022	1,296,020
10,919,000	Northrop Grumman Corporation	2.08%		10/15/2020	10,931,999
850,000	Northrop Grumman Corporation	3.25%		08/01/2023	886,137
2,860,000	Occidental Petroleum Corporation	2.70%		08/15/2022	2,890,134
4,970,000	PayPal Holdings, Inc.	2.20%		09/26/2022	4,998,900
5,995,000	Penske Truck Leasing Company	2.70%	^	11/01/2024	6,039,110
1,545,000	PNC Bank	2.45%		11/05/2020	1,552,383
1,775,000	PNC Bank (3 Month LIBOR USD + 0.42%)	2.03%		12/09/2022	1,777,395
2,500,000	PNC Funding Corporation	3.30%		03/08/2022	2,568,300
2,220,000	Prudential Financial, Inc.	4.50%		11/15/2020	2,270,061
865,000	Prudential Financial, Inc.	4.50%		11/16/2021	908,062
8,410,000	Prudential Financial, Inc.	3.50%		05/15/2024	8,948,026
5,210,000	PSEG Power LLC	3.85%		06/01/2023	5,467,881
2,930,000	Republic Services, Inc.	2.50%		08/15/2024	2,964,088
2,715,000	Reynolds American, Inc.	3.25%		06/12/2020	2,727,570
3,100,000	Reynolds American, Inc.	4.00%		06/12/2022	3,226,382
5,765,000	Schlumberger Holdings Corporation	3.75%	^	05/01/2024	6,074,404
6,095,000	Simon Property Group LP	2.00%		09/13/2024	6,064,226
5,000,000	Synchrony Financial	3.75%		08/15/2021	5,113,535
755,000	Synchrony Financial	2.85%		07/25/2022	764,235
5,925,000	Union Pacific Corporation	3.20%		06/08/2021	6,038,693
6,015,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	3.01%		05/15/2025	6,157,584
6,705,000	Volkswagen Group of America Finance LLC	4.00%	^	11/12/2021	6,935,020
5,675,000	Waste Management, Inc.	2.95%		06/15/2024	5,863,560
600,000	Wells Fargo & Company	2.15%		01/30/2020	600,097
11,274,000	Wells Fargo & Company	2.60%		01/15/2021	11,355,448
5,265,000	Welltower, Inc.	3.63%		03/15/2024	5,531,052

Total US Corporate Bonds (Cost $405,532,478)					410,297,185

US Government and Agency Mortgage Backed Obligations - 8.2%
31,480,684	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	#I/O	03/25/2023	1,060,461
6,280,643	Federal Home Loan Mortgage Corporation, Pool 2B1122 (12 Month LIBOR USD + 1.65%, 1.65% Floor, 7.14% Cap)	2.20%		02/01/2043	6,440,708
1,632,124	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	1,673,341
1,731,584	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	1,774,641
13,205,310	Federal Home Loan Mortgage Corporation, Pool G18660	3.50%		09/01/2032	13,734,817
37,408,302	Federal Home Loan Mortgage Corporation, Pool SB0048	3.00%		08/01/2034	38,522,794
72,626,145	Federal Home Loan Mortgage Corporation, Pool SB8011	3.00%		10/01/2034	74,479,384
27,050,598	Federal Home Loan Mortgage Corporation, Pool SB8013	2.50%		09/01/2034	27,288,367
738,479	Federal Home Loan Mortgage Corporation, Pool U79016	2.50%		05/01/2028	745,330
14,087,974	Federal Home Loan Mortgage Corporation, Series 317-F3 (1 Month LIBOR USD + 0.52%, 0.52 Floor, 6.50% Cap)	2.26%		11/15/2043	14,038,274
18,803,303	Federal Home Loan Mortgage Corporation, Series 4120-PA	1.50%		09/15/2042	18,322,117
15,248,687	Federal Home Loan Mortgage Corporation, Series 4211-AP	1.60%		03/15/2043	14,937,753
10,985,379	Federal Home Loan Mortgage Corporation, Series 4771-NA	4.00%		11/15/2042	11,110,665
9,532,782	Federal Home Loan Mortgage Corporation, Series 4773-EA	4.00%		10/15/2042	9,683,264
9,304,609	Federal Home Loan Mortgage Corporation, Series 4824-EA	4.50%		02/15/2045	9,524,860
508,874	Federal Home Loan Mortgage Corporation, Series 3417-SM (-1 x 1 Month LIBOR USD + 6.28%, 6.28% Cap)	4.54%	I/F I/O	02/15/2038	93,122
10,664,298	Federal Home Loan Mortgage Corporation, Series 356-F5 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap)	2.24%		09/15/2047	10,658,120
8,199,256	Federal Home Loan Mortgage Corporation, Series 4060-QA	1.50%		09/15/2026	8,118,703
8,037,781	Federal Home Loan Mortgage Corporation, Series 4125-FA (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.09%		11/15/2042	8,009,398
1,577,535	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	1,612,226
13,635,470	Federal Home Loan Mortgage Corporation, Series 4718-FA (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.09%		09/15/2047	13,549,792
14,188,391	Federal Home Loan Mortgage Corporation, Series 4734-A	3.00%		07/15/2042	14,341,223
16,801,819	Federal Home Loan Mortgage Corporation, Series 4738-LA	3.00%		11/15/2043	17,057,489
13,424,358	Federal National Mortgage Association, Pool AS8594	2.50%		01/01/2032	13,599,857
13,218,269	Federal National Mortgage Association, Pool BM4513 (12 Month LIBOR USD + 1.67%, 1.67 Floor, 7.78% Cap)	2.72%		05/01/2044	13,471,883
3,547,795	Federal National Mortgage Association Pass-Thru, Pool AL2987 (12 Month LIBOR USD + 1.63%, 1.63% Floor, 7.33% Cap)	3.90%		11/01/2042	3,652,437
714,175	Federal National Mortgage Association Pass-Thru, Pool AL3797	2.50%		06/01/2028	720,376
6,639,886	Federal National Mortgage Association Pass-Thru, Pool AP7870 (12 Month LIBOR USD + 1.70%, 1.70% Floor, 7.49% Cap)	4.31%		07/01/2042	6,888,170
2,422,599	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	2,480,847
453,250	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	466,826
4,213,669	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	4,238,569
3,060,141	Federal National Mortgage Association, Pool BM3520 (12 Month LIBOR USD + 1.56%, 1.56% Floor, 7.00% Cap)	2.04%		05/01/2045	3,113,837
16,484,607	Federal National Mortgage Association, Pool BM5112	3.00%		11/01/2033	17,035,787
6,347,947	Federal National Mortgage Association, Series 2010-72-FA (1 Month LIBOR USD + 0.72%, 0.72% Floor, 6.50% Cap)	2.51%		07/25/2040	6,395,684
8,482,163	Federal National Mortgage Association, Series 2011-63-FX (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	2.14%		07/25/2041	8,450,637
892,024	Federal National Mortgage Association, Series 2012-134-FT (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.14%		12/25/2042	889,808
2,720,457	Federal National Mortgage Association, Series 2012-32-DA	2.00%		11/25/2026	2,710,316
20,017,727	Federal National Mortgage Association, Series 2012-56-FK (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	2.24%		06/25/2042	20,062,307
9,766,422	Federal National Mortgage Association, Series 2013-20-FE (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.14%		03/25/2043	9,743,319
4,446,987	Federal National Mortgage Association, Series 2013-40-KP	3.50%		04/25/2042	4,548,185
1,997,621	Federal National Mortgage Association, Series 2014-66-QE	2.00%		01/25/2040	1,995,945
13,985,761	Federal National Mortgage Association, Series 2014-73-AF (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	2.24%		11/25/2044	13,959,135
3,963,918	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	4,002,673
2,510,494	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	2,569,019
7,049,501	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	7,184,154
18,935,346	Federal National Mortgage Association, Series 2016-85-FA (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap)	2.29%		11/25/2046	18,938,120
3,557,154	Federal National Mortgage Association, Series 2017-116-FB (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap)	2.01%		05/20/2044	3,545,622
7,388,428	Federal National Mortgage Association, Series 2017-13-ML	3.00%		08/25/2041	7,616,631
6,457,248	Federal National Mortgage Association, Series 2017-2-HA	3.00%		09/25/2041	6,502,063
5,622,368	Federal National Mortgage Association, Series 2017-4-CH	3.00%		06/25/2042	5,689,840
17,943,775	Federal National Mortgage Association, Series 2017-96-FA (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	2.19%		12/25/2057	17,851,960
12,782,503	Federal National Mortgage Association, Series 2018-15-JF (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.09%		03/25/2048	12,666,563
8,879,515	Federal National Mortgage Association, Series 2018-16-FN (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap)	2.04%		03/25/2048	8,769,314
10,194,027	Federal National Mortgage Association, Series 2018-31-FD (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.09%		05/25/2048	10,102,935
10,720,651	Federal National Mortgage Association, Series 2018-49-FB (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.09%		07/25/2048	10,672,718
15,506,175	Federal National Mortgage Association, Series 2018-55-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.09%		08/25/2048	15,372,451
15,500,050	Federal National Mortgage Association, Series 2018-57-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.09%		08/25/2048	15,464,774
6,556,141	Federal National Mortgage Association, Series 2018-63-FC (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.09%		09/25/2048	6,540,068
11,464,269	Federal National Mortgage Association, Series 2018-64-FA (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.14%		09/25/2048	11,386,053
18,792,920	Federal National Mortgage Association, Series 2018-70-HF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.14%		10/25/2058	18,749,963
17,135,701	Federal National Mortgage Association, Series 2018-77-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.09%		10/25/2048	17,008,448
7,212,965	Federal National Mortgage Association, Series 2018-80-FG (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.14%		10/25/2048	7,211,697
9,004,849	Government National Mortgage Association, Series 2010-116-FA (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.50% Cap)	2.36%		09/20/2040	9,038,340
8,669,489	Government National Mortgage Association, Series 2011-156-FJ (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap)	2.16%		04/20/2040	8,635,808
11,412,992	Government National Mortgage Association, Series 2011-28-FG (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap)	2.26%		12/20/2040	11,420,938
7,278,372	Government National Mortgage Association, Series 2013-129-FN (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.11%		09/20/2043	7,243,657
9,522,282	Government National Mortgage Association, Series 2019-42-FK (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	2.21%		04/20/2049	9,531,942

Total US Government and Agency Mortgage Backed Obligations (Cost $702,938,119)					704,916,525

US Government and Agency Obligations - 11.2%
186,400,000	United States Treasury Notes	2.25%		03/31/2020	186,666,671
70,300,000	United States Treasury Notes	2.75%		09/15/2021	71,647,281
72,100,000	United States Treasury Notes	1.50%		10/31/2021	71,992,952
244,800,000	United States Treasury Notes	1.63%		04/30/2023	244,678,474
352,900,000	United States Treasury Notes	2.25%		12/31/2023	360,711,653
28,800,000	United States Treasury Notes	1.75%		06/30/2024	28,869,759

Total US Government and Agency Obligations (Cost $956,329,169)					964,566,790

Affiliated Mutual Funds - 3.5%
29,875,562	DoubleLine Ultra Short Bond Fund (Class I)				300,249,400

Total Affiliated Mutual Funds (Cost $299,900,100)					300,249,400

Warrants - 0.0%
29,232	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00* Þ				-

Total Warrants (Cost $–)					-

Short Term Investments - 11.0%
163,713,459	First American Government Obligations Fund - Class U	1.53%	♦		163,713,459
163,713,459	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.51%	♦		163,713,459
163,713,459	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.51%	♦		163,713,459
144,600,000	United States Treasury Bills	0.00%		01/30/2020	144,436,904
174,200,000	United States Treasury Bills	0.00%		04/30/2020	173,323,878
144,600,000	United States Treasury Bills	0.00%		02/06/2020	144,391,234

Total Short Term Investments (Cost $953,174,067)					953,292,393

Total Investments - 90.7% (Cost $7,815,972,966)					7,822,502,524
Other Assets in Excess of Liabilities - 9.3%					804,123,791

NET ASSETS - 100.0%					$8,626,626,315

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2019.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2019.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2019.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

†	Perpetual Maturity

Þ	Value determined using significant unobservable inputs.

I/O	Interest only security

P/O	Principal only security

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2019.

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

&	Unfunded or partially unfunded loan commitment. At December 31, 2019, the value of these securities amounted to $352,802 or 0.0% of net assets.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

BRL	Brazilian Real

*	Non-income producing security

♦	Seven-day yield as of December 31, 2019

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	12.4%
US Government and Agency Obligations	11.2%
Non-Agency Residential Collateralized Mortgage Obligations	11.1%
Short Term Investments	11.0%
Collateralized Loan Obligations	10.4%
US Government and Agency Mortgage Backed Obligations	8.2%
Foreign Corporate Bonds	7.9%
Asset Backed Obligations	5.8%
US Corporate Bonds	4.8%
Bank Loans	3.8%
Affiliated Mutual Funds	3.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.6%
Warrants	0.0%	~
Other Assets and Liabilities	9.3%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	12.4%
US Government and Agency Obligations	11.2%
Non-Agency Residential Collateralized Mortgage Obligations	11.1%
Short Term Investments	11.0%
Collateralized Loan Obligations	10.4%
US Government and Agency Mortgage Backed Obligations	8.2%
Asset Backed Obligations	5.8%
Banking	4.8%
Affiliated Mutual Funds	3.5%
Energy	2.0%
Healthcare	0.9%
Telecommunications	0.9%
Pharmaceuticals	0.7%
Transportation	0.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.6%
Utilities	0.6%
Electronics/Electric	0.6%
Media	0.5%
Business Equipment and Services	0.4%
Finance	0.4%
Automotive	0.3%
Chemicals/Plastics	0.3%
Aerospace & Defense	0.3%
Consumer Products	0.3%
Insurance	0.3%
Food Products	0.3%
Hotels/Motels/Inns and Casinos	0.2%
Mining	0.2%
Technology	0.2%
Food Service	0.2%
Leisure	0.2%
Building and Development (including Steel/Metals)	0.2%
Real Estate	0.1%
Industrial Equipment	0.1%
Beverage and Tobacco	0.1%
Containers and Glass Products	0.1%
Conglomerates	0.1%
Environmental Control	0.1%
Retailers (other than Food/Drug)	0.1%
Pulp & Paper	0.1%
Diversified Manufacturing	0.1%
Financial Intermediaries	0.1%
Commercial Services	0.1%
Construction	0.0%	~
Food/Drug Retailers	0.0%	~
Cosmetics/Toiletries	0.0%	~
Other Assets and Liabilities	9.3%

	100.0%

~	Represents less than 0.05% of net assets

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/28/2020	100,000,000	$23,333,196
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	02/25/2020	100,000,000	22,591,746
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	02/13/2020	100,000,000	22,529,813
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	02/26/2020	100,000,000	20,546,369
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	01/21/2020	75,000,000	18,666,445
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	02/27/2020	100,000,000	16,301,597
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	03/03/2020	100,000,000	16,222,483
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	03/04/2020	100,000,000	15,914,449
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	03/24/2020	100,000,000	14,834,002
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	04/08/2020	100,000,000	14,772,406
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	04/07/2020	100,000,000	14,687,283
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	04/14/2020	100,000,000	14,435,253
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	04/22/2020	100,000,000	13,648,051
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	05/06/2020	100,000,000	12,931,484
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	06/09/2020	100,000,000	12,822,245
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	04/28/2020	100,000,000	12,660,913
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	06/25/2020	100,000,000	12,394,369
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	04/21/2020	100,000,000	12,280,709
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	10/27/2020	100,000,000	12,118,931
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	06/24/2020	100,000,000	11,652,715
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	06/23/2020	100,000,000	11,544,039
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	08/26/2020	100,000,000	11,516,048
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	09/09/2020	100,000,000	11,516,048
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	10/06/2020	100,000,000	11,434,662
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	08/20/2020	100,000,000	11,427,101
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	07/08/2020	100,000,000	11,383,757
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/08/2020	100,000,000	11,190,154
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	10/14/2020	100,000,000	11,078,619
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	06/11/2020	100,000,000	10,702,592
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	10/07/2020	100,000,000	10,548,012
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/12/2020	100,000,000	10,505,966
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	07/22/2020	100,000,000	10,386,726
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	11/19/2020	100,000,000	10,288,071
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	07/07/2020	100,000,000	10,186,234
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/15/2020	100,000,000	10,165,702
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	05/13/2020	100,000,000	9,955,390
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	05/07/2020	100,000,000	9,937,258
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	05/28/2020	100,000,000	9,798,234
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/09/2020	100,000,000	9,795,197
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	10/13/2020	100,000,000	9,767,048
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	09/08/2020	100,000,000	9,735,310
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	08/13/2020	100,000,000	9,630,289
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	07/21/2020	100,000,000	9,429,470
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	08/05/2020	100,000,000	9,386,017
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	10/20/2020	100,000,000	9,357,957
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	11/18/2020	100,000,000	9,356,460
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	06/10/2020	100,000,000	9,208,117
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	08/04/2020	100,000,000	9,153,429
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/03/2020	100,000,000	9,120,242
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	08/06/2020	100,000,000	9,009,961
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/10/2020	100,000,000	8,675,268
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	12/09/2020	90,000,000	8,505,136
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	05/27/2020	100,000,000	8,128,732
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	05/19/2020	100,000,000	8,081,036
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	09/22/2020	100,000,000	8,000,703
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	03/10/2020	50,000,000	7,961,622
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	11/12/2020	100,000,000	7,937,278
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	11/05/2020	90,000,000	7,807,741
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	12/29/2020	100,000,000	7,733,674
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/17/2020	100,000,000	7,515,839
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	11/11/2020	100,000,000	7,465,004
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	05/05/2020	75,000,000	7,463,793
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	12/22/2020	100,000,000	7,155,142
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	09/16/2020	100,000,000	7,039,360
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	12/01/2020	100,000,000	6,907,682
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	11/04/2020	100,000,000	6,503,926
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	09/01/2020	100,000,000	5,918,234
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	01/12/2021	100,000,000	5,421,770
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	01/05/2021	100,000,000	5,408,338
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	09/02/2020	100,000,000	5,397,211
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/16/2020	50,000,000	4,630,427
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	12/16/2020	100,000,000	4,039,149
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	09/29/2020	50,000,000	4,004,187
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/19/2021	100,000,000	3,960,400
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	02/09/2021	100,000,000	3,746,008
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	01/20/2021	100,000,000	3,326,944
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	01/26/2021	100,000,000	3,021,780
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/13/2021	100,000,000	2,360,218
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/27/2021	100,000,000	2,100,776
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	01/22/2020	93,900,000	1,568,456
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	01/21/2020	10,000,000	201,225
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	02/05/2020	62,600,000	69,187

							$799,914,815

¤

Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2019, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

A summary of the DoubleLine Shiller Enhanced CAPE®’s investments in affiliated mutual funds for the period ended December 31, 2019 is as follows:

Fund	Value at March 31, 2019	Gross Purchases	Gross Sales	Shares Held at December 31, 2019	Value at December 31, 2019	Change in Unrealized for the Period Ended December 31, 2019	Dividend Income Earned in the Period Ended December 31, 2019	Net Realized Gain (Loss) in the Period Ended December 31, 2019
DoubleLine Ultra Short Bond Fund (Class I)	$199,950,099	$100,000,000	$-	29,875,562	$300,249,400	$299,301	$4,491,861	$23,004

	$199,950,099	$100,000,000	$-	29,875,562	$300,249,400	$299,301	$4,491,861	$23,004

Notes to Schedule of Investments December 31, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, Doubleline Emerging Markets Local Currency Bond Fund and Doubleline Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and Doubleline Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in Income-producing securities	9/32019	9/3/2019	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of December 31, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,189,354,017	$384,634,197	$16,543,475	$12,419,958	$235,584,630	$6,950,221

Affiliated Mutual Funds	79,639,488	1,483,273,873	—	9,076,580	49,450,000	—

Exchange Traded Funds and Common Stocks	—	1,286,237	1,720,586	3,210,755	672,646	—

Total Level 1	1,268,993,505	1,869,194,307	18,264,061	24,707,293	285,707,276	6,950,221

Level 2

US Government and Agency Mortgage Backed Obligations	24,882,550,619	2,313,443,961	—	5,564,007	544,422,045	—

Non-Agency Residential Collateralized Mortgage Obligations	14,522,308,240	1,060,796,857	—	11,274,972	1,394,508,544	—

Non-Agency Commercial Mortgage Backed Obligations	4,012,025,333	803,584,697	—	—	1,297,157,791	—

US Government and Agency Obligations	4,163,160,760	2,424,459,076	—	—	411,031,657	—

Collateralized Loan Obligations	2,524,681,978	342,490,859	—	—	1,054,136,235	—

Asset Backed Obligations	2,049,878,065	327,459,078	—	—	589,770,423	—

Other Short Term Investments	1,498,513,416	65,332,405	—	5,458,950	197,466,884	—

US Corporate Bonds	—	1,619,431,904	—	—	438,961,292	19,912,187

Foreign Corporate Bonds	—	1,531,264,726	1,128,881,651	—	1,196,067,170	711,959

Bank Loans	—	322,886,047	—	—	202,727,632	239,506,204

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	108,959,187	68,913,184	—	99,174,854	—

Municipal Bonds	—	10,787,161	—	—	—	—

Total Level 2	53,653,118,411	10,930,895,958	1,197,794,835	22,297,929	7,425,424,527	260,130,350

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	303,692,065	40,498,689	—	936,253	—	—

Collateralized Loan Obligations	1,484,264	—	—	268,888	—	—

Asset Backed Obligations	—	5,645,472	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,618,495	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	305,176,329	49,813,658	82,503	1,205,141	—	—

Total	$55,227,288,245	$12,849,903,923	$1,216,141,399	$48,210,363	$7,711,131,803	$267,080,571

Other Financial Instruments

Level 1

Futures Contracts	$(19,856,182)	$—	$—	$104,501	$—	$—

Total Level 1	—	—	—	104,501	—	—

Level 2

Excess Return Swaps	—	—	—	843,394	—	—

Interest Rate Swaps	—	—	—	45,988	—	—

Total Level 2	—	—	—	889,382	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$993,883	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$491,140,377	$73,616,933	$5,559,765	$920,493	$7,122,324	$29,923,768

Affiliated Mutual Funds	300,249,400	108,421,722	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	—	—	—	—

US Government and Agency Obligations	—	—	—	—	—	—

Exchange Traded Funds and Common Stocks	—	97,187	159,999	—	—	—

Total Level 1	791,389,777	182,135,842	5,719,764	920,493	7,122,324	29,923,768

Level 2

Non-Agency Commercial Mortgage Backed Obligations	1,063,507,765	157,808,958	—	—	—	—

US Government and Agency Obligations	964,566,790	92,148,540	—	21,375,905	—	248,967,094

Non-Agency Residential Collateralized Mortgage Obligations	960,563,604	295,411,292	—	—	—	—

Collateralized Loan Obligations	900,094,520	221,163,684	—	—	—	—

US Government and Agency Mortgage Backed Obligations	704,916,525	11,271,491	—	62,598,068	—	—

Foreign Corporate Bonds	682,611,334	240,894,951	188,106,808	—	—	—

Asset Backed Obligations	497,933,431	61,598,525	—	—	—	—

Other Short Term Investments	462,152,016	—	—	2,482,880	358,386,251	—

US Corporate Bonds	410,297,185	109,055,351	—	—	—	—

Bank Loans	329,735,792	74,212,295	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	52,368,058	9,142,811	29,615,849	—	—	977,402,545

Total Level 2	7,028,747,020	1,272,707,898	217,722,657	86,456,853	358,386,251	1,226,369,639

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,364,229	497,931	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	23,726,749	—	—	—	—

Collateralized Loan Obligations	—	212,038	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,365,727	24,438,218	4,494	—	—	—

Total	$7,822,502,524	$1,479,281,958	$223,446,915	$87,377,346	$365,508,575	$1,256,293,407

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(650,235)	$—	$—

Total Level 1	—	—	—	(650,235)	—	—

Level 2

Excess Return Swaps	799,914,815	—	—	—	16,289,493	—

Total Level 2	799,914,815	—	—	—	16,289,493	—

Level 3	—	—	—	—	—	—

Total	$799,914,815	$—	$—	$(650,235)	$16,289,493	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$11,144,972	$4,630,979	$6,620,589	$5,010,966	$88,254	$2,822,615

Affiliated Mutual Funds	—	—	2,695,123	—	—	—

Total Level 1	11,144,972	4,630,979	9,315,712	5,010,966	88,254	2,822,615

Level 2

Asset Backed Obligations	253,192,200	—	3,768,451	9,699,059	—	13,991,545

US Corporate Bonds	170,939,073	100,404,206	3,978,864	8,715,495	—	—

Foreign Corporate Bonds	97,825,872	59,373,285	4,688,791	10,346,126	478,368	—

Commercial Paper	—	158,178,788	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	17,744,229	5,192,194	11,155,423	—	—

Collateralized Loan Obligations	—	—	7,237,043	16,523,787	—	10,898,010

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,467,547	15,478,517	—	27,088,269

Non-Agency Commercial Mortgage Backed Obligations	—	—	6,773,735	18,705,487	—	30,499,685

US Government and Agency Obligations	—	—	7,451,346	16,305,862	—	5,234,386

Other Short Term Investments	—	—	3,580,331	7,858,787	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	651,029	1,186,143	9,269,433	—

Bank Loans	—	—	—	5,922,936	—	—

Total Level 2	521,957,145	335,700,508	50,789,331	121,897,622	9,747,801	87,711,895

Level 3

Foreign Corporate Bonds	10,358,078	—	—	—	—	—

Asset Backed Obligations	2,924,147	—	—	—	—	—

Total Level 3	13,282,225	—	—	—	—	—

Total	$546,384,342	$340,331,487	$60,105,043	$126,908,588	$9,836,055	$90,534,510

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Excess Return Swaps	—	—	5,263,918	17,868,920	—	—

Forward Currency Exchange Contracts	—	—	431,324	—	—	—

Total Level 2	—	—	5,695,242	17,868,920	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$5,695,242	$17,868,920	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund (Consolidated)	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$1,042,150	$-	$(99,597)	$(6,300)	$-	$-	$-	$-	$936,253	$(99,597)
Collateralized Loan Obligations	-	-	-	-	-	-	268,888	-	268,888	-

Total	$1,042,150	$-	$(99,597)	$(6,300)	$-	$-	$268,888	$-	$1,205,141	$(99,597)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund (Consolidated)	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$936,253	Market Comparables	Market Quotes	$102.89 ($102.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$268,888	Market Comparables	Market Quotes	$26.89 ($26.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$26,354	$(1,353,690)	$331,998	$258,259	$(156,065)	$-	$(7,310,798)	$23,726,749	$(1,279,146)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(4,344)	-	-	-	-	-	497,931	(4,344)
Collateralized Loan Obligations	-	-	-	-	-	-	212,038	-	212,038	-
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$26,354	$(1,553,534)	$331,998	$455,259	$(156,065)	$212,038	$(7,310,798)	$24,438,218	$(1,283,490)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$23,726,749	Market Comparables	Market Quotes	$93.95 - $102.89 ($99.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$497,931	Market Comparables	Yields	42.15% (42.15%)	Increase in yields would have resulted in the decrease in the fair value of the security
Collateralized Loan Obligations	$212,038	Enterprise Value	Market Quotes	$4.28 ($4.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$(1,280)	$261,580	$(2,083)	$-	$(188,139)	$-	$-	$10,358,078	$268,267
Asset Backed Obligations	4,987,050	10,364	(663)	-	-	(2,072,604)	-	-	2,924,147	5,555

Total	$15,275,050	$9,084	$260,917	$(2,083)	$-	$(2,260,743)	$-	$-	$13,282,225	$273,822

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2019*	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,358,078	Market Comparables	Market Quotes	$107.00 ($107.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$2,924,147	Market Comparables	Market Quotes	$99.99 ($99.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.